UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22717

First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: 630-765-8000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Developed International Equity Select ETF (RNDM)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 90.4%
	Australia – 3.7%
1,006	ASX Ltd.	$42,472
2,272	Australia & New Zealand Banking Group Ltd.	39,143
4,841	Brambles Ltd.	34,609
3,188	Coca-Cola Amatil Ltd.	18,390
897	Commonwealth Bank of Australia	45,736
6,033	Crown Resorts Ltd.	50,397
8,561	Insurance Australia Group Ltd.	42,210
508	Macquarie Group Ltd.	38,876
22,003	Medibank Pvt Ltd.	39,830
2,302	National Australia Bank Ltd.	39,028
5,758	QBE Insurance Group Ltd.	40,962
8,764	Sonic Healthcare Ltd.	136,483
4,428	Suncorp Group Ltd.	39,391
7,658	Sydney Airport	36,301
4,703	Transurban Group	38,591
2,318	Wesfarmers Ltd.	52,605
2,292	Westpac Banking Corp.	40,424
2,941	Woolworths Group Ltd.	60,943
		836,391
	Austria – 0.2%
115	ams AG	2,757
147	ANDRITZ AG	6,757
386	Erste Group Bank AG	12,848
263	OMV AG	11,526
556	Raiffeisen Bank International AG	14,142
230	voestalpine AG	6,878
		54,908
	Belgium – 1.1%
532	Ageas	23,955
1,640	Anheuser-Busch InBev S.A./N.V.	108,420
101	Colruyt S.A.	7,202
273	Groupe Bruxelles Lambert S.A.	23,797
385	KBC Group N.V.	25,002
29	Melexis N.V.	1,691
254	Proximus S.A.D.P.	6,874
147	Solvay S.A.	14,707
113	Telenet Group Holding N.V.	5,257
231	UCB S.A.	18,871
353	Umicore S.A.	14,099
		249,875
	Bermuda – 0.5%
3,000	CK Infrastructure Holdings Ltd.	22,719
3,000	Hongkong Land Holdings Ltd.	18,900
200	Jardine Matheson Holdings Ltd.	13,916
10,500	Kerry Properties Ltd.	35,869
20,000	Shangri-La Asia Ltd.	29,628
		121,032
	Canada – 5.2%
881	Bank of Montreal	57,557
1,219	Bank of Nova Scotia (The)	60,763
Shares	Description	Value

	Canada (Continued)
1,128	BCE, Inc.	$44,560
776	Canadian Imperial Bank of Commerce	57,796
592	Canadian Utilities Ltd., Class A	13,581
1,185	CGI Group, Inc., Class A (b)	72,478
468	Emera, Inc.	14,984
4,815	First Capital Realty, Inc.	66,483
449	Fortis, Inc.	14,968
1,322	George Weston Ltd.	87,201
2,996	Great-West Lifeco, Inc.	61,842
958	Hydro One Ltd. (c)	14,210
874	Intact Financial Corp.	63,501
2,424	Loblaw Cos., Ltd.	108,505
1,455	National Bank of Canada	59,737
3,346	Power Corp. of Canada	60,121
3,173	Power Financial Corp.	60,034
889	Rogers Communications, Inc., Class B	45,557
907	Royal Bank of Canada	62,079
1,828	Sun Life Financial, Inc.	60,643
1,240	TELUS Corp.	41,100
1,196	Toronto-Dominion Bank (The)	59,450
		1,187,150
	Cayman Islands – 0.4%
500	ASM Pacific Technology Ltd.	4,818
5,000	CK Asset Holdings Ltd.	36,588
3,242	CK Hutchison Holdings Ltd.	31,134
6,567	Sands China Ltd.	28,765
		101,305
	Denmark – 1.8%
1,205	Ambu A.S., Class B	28,958
11	AP Moller - Maersk A.S., Class B	13,815
117	Carlsberg A.S., Class B	12,435
285	Chr Hansen Holding A.S.	25,218
283	Coloplast A.S., Class B	26,274
455	Danske Bank A.S.	9,000
307	Dfds A.S.	12,352
167	DSV A.S.	10,999
184	Genmab A.S. (b)	30,142
594	GN Store Nord A.S.	22,178
470	H Lundbeck A.S.	20,584
430	ISS A.S.	12,013
247	Jyske Bank A.S.	8,915
616	Novo Nordisk A.S., Class B	28,160
527	Novozymes A.S., Class B	23,526
238	Orsted A.S. (c)	15,913
226	Pandora A.S.	9,201
35	Rockwool International A.S., Class B	9,131
171	Royal Unibrew A.S.	11,782
66	SimCorp A.S.	4,513
261	Topdanmark A.S.	12,136
478	Tryg A.S.	12,022

See Notes to Portfolio of Investments

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Denmark (Continued)
376	Vestas Wind Systems A.S.	$28,394
770	William Demant Holding A.S. (b)	21,848
		409,509
	Finland – 1.3%
222	Amer Sports OYJ	9,760
276	Elisa OYJ	11,409
798	Fortum OYJ	17,463
512	Huhtamaki OYJ	15,880
125	Kesko OYJ, Class B	6,746
307	Kone OYJ, Class B	14,647
464	Metso OYJ	12,174
258	Neste OYJ	19,912
10,294	Nokia OYJ	59,326
221	Nokian Renkaat OYJ	6,791
2,343	Nordea Bank Abp	19,716
191	Orion Oyj, Class B	6,626
810	Sampo OYJ, Class A	35,647
1,527	Stora Enso OYJ, Class R	17,644
744	UPM-Kymmene OYJ	18,881
842	Wartsila OYJ Abp	13,405
		286,027
	France – 9.1%
4,405	Accor S.A.	187,295
894	Air Liquide S.A.	111,085
1,988	Alstom S.A.	80,336
3,442	Bureau Veritas SA	70,178
2,060	Cie de Saint-Gobain	68,836
3,347	CNP Assurances	71,021
2,014	Danone S.A.	141,937
796	Eiffage S.A.	66,541
3,023	Engie S.A.	43,382
618	EssilorLuxottica S.A.	78,207
235	Hermes International	130,533
1,219	Legrand S.A.	68,856
647	L’Oreal S.A.	149,150
3,501	Orange S.A.	56,779
707	Orpea	72,272
951	Pernod Ricard S.A.	156,141
1,028	Sanofi	89,115
471	Teleperformance	75,335
4,140	TOTAL S.A.	219,050
2,227	Veolia Environnement S.A.	45,814
933	Vinci S.A.	76,988
		2,058,851
	Germany – 8.6%
243	Allianz SE	48,762
688	BASF SE	47,612
1,384	Bayerische Motoren Werke AG	112,110
1,107	Beiersdorf AG	115,622
991	Brenntag AG	42,806
1,979	Daimler AG	104,098
404	Deutsche Boerse AG	48,579
Shares	Description	Value

	Germany (Continued)
2,871	Deutsche Post AG	$78,651
6,824	Deutsche Telekom AG	115,872
1,127	Deutsche Wohnen SE	51,650
1,708	Evonik Industries AG	42,661
1,158	Fraport AG Frankfurt Airport Services Worldwide	82,871
1,356	Fresenius Medical Care AG & Co., KGaA	87,998
383	Hannover Rueck SE	51,649
1,310	HeidelbergCement AG	80,120
1,064	Henkel AG & Co., KGaA (Preference Shares)	116,300
456	LEG Immobilien AG	47,607
1,349	Merck KGaA	139,075
244	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	53,271
2,334	SAP SE	232,466
799	Siemens AG	89,147
670	Symrise AG	49,514
2,363	Uniper SE	61,187
1,107	Vonovia SE	50,214
		1,949,842
	Greece – 0.0%
449	Hellenic Telecommunications Organization S.A.	4,897
	Hong Kong – 2.5%
4,000	AIA Group Ltd.	33,203
9,600	Bank of East Asia (The) Ltd.	30,527
2,045	CLP Holdings Ltd.	23,112
18,000	Hang Lung Properties Ltd.	34,297
1,300	Hang Seng Bank Ltd.	29,186
7,500	Henderson Land Development Co., Ltd.	37,354
11,909	Hong Kong & China Gas Co., Ltd.	24,638
1,280	Hong Kong Exchanges & Clearing Ltd.	37,041
5,455	MTR Corp., Ltd.	28,701
26,240	New World Development Co., Ltd.	34,716
3,500	Power Assets Holdings Ltd.	24,360
21,818	Sino Land Co., Ltd.	37,392
2,500	Sun Hung Kai Properties Ltd.	35,630
3,624	Swire Pacific Ltd., Class A	38,274
8,500	Techtronic Industries Co., Ltd.	45,157
13,000	Wharf Holdings (The) Ltd.	33,868
5,909	Wheelock & Co., Ltd.	33,769
		561,225
	Ireland – 0.6%
1,701	Bank of Ireland Group PLC	9,472
779	CRH PLC	20,617
1,003	Glanbia PLC	18,847

See Notes to Portfolio of Investments

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Ireland (Continued)
156	Kerry Group PLC, Class A	$15,461
548	Kingspan Group PLC	23,470
1,961	Ryanair Holdings PLC (b)	24,153
646	Smurfit Kappa Group PLC	17,216
		129,236
	Israel – 0.4%
1,566	Bank Hapoalim BM	9,905
1,739	Bank Leumi Le-Israel BM	10,511
42	Elbit Systems Ltd.	4,816
1,288	Israel Chemicals Ltd.	7,303
3,439	Israel Discount Bank Ltd., Class A	10,632
655	Mizrahi Tefahot Bank Ltd.	11,060
111	Nice, Ltd. (b)	11,939
1,867	Teva Pharmaceutical Industries Ltd. (b)	29,284
		95,450
	Italy – 2.2%
11,344	A2A S.p.A.	20,438
90	Amplifon S.p.A.	1,449
1,563	Assicurazioni Generali S.p.A.	26,146
3,969	Banca Mediolanum S.p.A.	23,147
648	Brembo S.p.A.	6,604
1,051	Buzzi Unicem S.p.A	18,093
997	Davide Campari-Milano S.p.A.	8,436
19	DiaSorin S.p.A.	1,539
3,844	Enel S.p.A.	22,215
2,909	Eni S.p.A.	45,822
2,020	FinecoBank Banca Fineco S.p.A.	20,316
6,323	Hera S.p.A.	19,285
10,567	Intesa Sanpaolo S.p.A.	23,485
3,628	Italgas S.p.A.	20,767
2,703	Mediobanca Banca di Credito Finanziario S.p.A.	22,843
197	Moncler S.p.A.	6,530
3,379	Poste Italiane S.p.A. (c)	27,038
936	Prysmian S.p.A.	18,092
354	Salvatore Ferragamo S.p.A	7,161
13,197	Snam S.p.A.	57,745
44,273	Telecom Italia S.p.A. (b)	24,516
3,686	Terna Rete Elettrica Nazionale S.p.A	20,918
1,794	UniCredit S.p.A.	20,337
11,457	UnipolSai Assicurazioni S.p.A.	25,945
		488,867
	Japan – 14.9%
4,900	ANA Holdings, Inc.	176,186
2,200	Aozora Bank Ltd.	65,736
6,200	Canon, Inc.	169,757
10,700	Chugoku Electric Power (The) Co., Inc.	139,406
4,800	Japan Airlines Co., Ltd.	170,401
6,700	Japan Post Bank Co., Ltd.	73,966
Shares	Description	Value

	Japan (Continued)
6,700	Japan Post Holdings Co., Ltd.	$77,328
4,260	Kintetsu Group Holdings Co., Ltd.	185,395
5,600	Kyushu Railway Co.	189,809
62,700	Mazda Motor Corp.	649,282
45,700	Mizuho Financial Group, Inc.	71,007
7,100	NEC Corp.	211,500
80,400	Nissan Motor Co., Ltd.	645,738
16,800	NTT DOCOMO, Inc.	378,979
3,800	Seven & i Holdings Co., Ltd.	165,826
		3,370,316
	Jersey – 0.7%
3,461	Experian PLC	84,037
1,047	Ferguson PLC	66,952
		150,989
	Luxembourg – 0.5%
456	APERAM S.A.	12,043
673	ArcelorMittal	13,988
2,087	Grand City Properties S.A.	45,313
322	Millicom International Cellular S.A.	20,400
1,316	Subsea 7 S.A.	12,827
		104,571
	Netherlands – 3.6%
154	Aalberts Industries N.V.	5,126
1,650	ABN AMRO Group N.V. (c)	38,831
6,923	Aegon N.V.	32,355
223	Akzo Nobel N.V.	17,987
1,361	ASM International N.V.	56,449
377	ASML Holding N.V.	59,246
942	ASR Nederland N.V.	37,322
208	Boskalis Westminster	5,179
402	EXOR N.V.	21,768
848	Heineken Holding N.V.	71,655
819	Heineken N.V.	72,442
268	IMCD Group N.V.	17,195
3,459	ING Groep N.V.	37,293
1,756	Koninklijke Ahold Delhaize N.V.	44,413
197	Koninklijke DSM N.V.	16,125
7,511	Koninklijke KPN N.V.	22,031
1,790	Koninklijke Philips N.V.	63,434
132	Koninklijke Vopak N.V.	6,001
1,007	NN Group N.V.	40,151
655	OCI N.V. (b)	13,366
123	Randstad N.V.	5,650
253	Signify N.V. (c)	5,934
1,378	Unilever N.V.	74,869
646	Wolters Kluwer N.V.	38,236
		803,058
	New Zealand – 0.2%
1,182	a2 Milk Co., Ltd. (b)	8,846

See Notes to Portfolio of Investments

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	New Zealand (Continued)
1,560	Auckland International Airport Ltd.	$7,518
1,705	Fisher & Paykel Healthcare Corp., Ltd.	14,877
1,742	Fletcher Building Ltd. (b)	5,706
3,129	Spark New Zealand Ltd.	8,716
		45,663
	Norway – 0.7%
133	Aker ASA, Class A	7,107
457	Aker BP ASA	11,522
571	DNB ASA	9,123
690	Equinor ASA	14,663
712	Gjensidige Forsikring ASA	11,133
1,070	Leroy Seafood Group ASA	8,160
377	Mowi ASA	7,966
2,418	Norsk Hydro ASA	10,965
1,033	Orkla ASA	8,129
174	Salmar ASA	8,613
327	Schibsted ASA, Class A	10,967
1,344	Storebrand ASA	9,581
1,115	Telenor ASA	21,600
476	TGS NOPEC Geophysical Co., ASA	11,495
296	Yara International ASA	11,417
		162,441
	Portugal – 0.1%
14,684	Banco Comercial Portugues S.A., Class R (b)	3,861
851	Galp Energia SGPS S.A.	13,451
450	Jeronimo Martins SGPS S.A.	5,331
		22,643
	Singapore – 1.1%
8,000	CapitaLand Ltd.	18,255
3,000	City Developments Ltd.	17,873
3,600	ComfortDelGro Corp., Ltd.	5,679
1,000	DBS Group Holdings Ltd.	17,381
8,300	Genting Singapore Ltd.	5,937
300	Jardine Cycle & Carriage Ltd.	7,781
2,400	Keppel Corp., Ltd.	10,407
2,400	Oversea-Chinese Banking Corp., Ltd.	19,828
3,300	SATS Ltd.	11,283
1,700	Sembcorp Industries Ltd.	3,168
900	Singapore Airlines Ltd.	6,220
3,700	Singapore Exchange Ltd.	19,410
4,800	Singapore Technologies Engineering Ltd.	12,291
13,400	Singapore Telecommunications Ltd.	28,807
1,000	United Overseas Bank Ltd.	18,027
3,900	UOL Group Ltd.	17,712
1,000	Venture Corp Ltd.	10,235
Shares	Description	Value

	Singapore (Continued)
5,600	Wilmar International Ltd.	$12,819
		243,113
	South Korea – 4.9%
102	CJ CheilJedang Corp.	30,212
252	CJ Corp.	27,440
37	CJ Corp. (Preference Shares) (b) (d)	1,227
335	DB Insurance Co., Ltd.	21,136
254	GS Holdings Corp.	11,746
678	Hankook Tire Co., Ltd.	24,397
262	Hyundai Motor Co.	27,825
1,601	Industrial Bank of Korea	20,160
488	Kangwon Land, Inc.	13,995
452	KB Financial Group, Inc.	18,837
968	Kia Motors Corp.	29,236
1,037	Korea Electric Power Corp.	30,762
205	Korea Zinc Co., Ltd.	79,461
1,535	KT Corp., ADR	21,828
327	KT&G Corp.	29,746
750	LG Corp.	46,984
1,565	NAVER Corp.	171,115
421	Samsung C&T Corp.	39,806
4,825	Samsung Electronics Co., Ltd.	167,349
86	Samsung Fire & Marine Insurance Co., Ltd.	20,733
251	Samsung Life Insurance Co., Ltd.	18,356
544	Shinhan Financial Group Co., Ltd.	19,307
781	SK Holdings Co., Ltd.	181,986
137	SK Innovation Co., Ltd.	22,039
82	SK Telecom Co., Ltd.	19,805
1,445	Woori Bank	20,203
		1,115,691
	Spain – 2.9%
209	Acciona S.A.	17,696
309	Acerinox S.A.	3,067
445	ACS Actividades de Construccion y Servicios S.A.	17,249
109	Aena SME S.A. (c)	16,953
762	Amadeus IT Group S.A.	53,117
5,892	Banco Bilbao Vizcaya Argentaria S.A.	31,293
7,461	Banco Santander S.A.	33,963
9,578	Bankia S.A.	28,093
4,078	Bankinter S.A.	32,791
8,214	CaixaBank S.A.	29,777
1,372	Cellnex Telecom S.A. (c)	35,196
102	CIE Automotive S.A.	2,506
1,015	Enagas S.A.	27,457
1,268	Endesa S.A.	29,245
914	Ferrovial S.A.	18,530
897	Grifols S.A.	23,535
3,722	Iberdrola S.A.	29,928

See Notes to Portfolio of Investments

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Spain (Continued)
2,057	Industria de Diseno Textil S.A.	$52,675
11,971	Mapfre S.A.	31,821
1,003	Naturgy Energy Group S.A.	25,581
1,308	Red Electrica Corp. S.A.	29,216
2,683	Repsol S.A.	43,283
4,555	Telefonica S.A.	38,301
		651,273
	Sweden – 2.6%
1,211	Alfa Laval AB	25,913
1,634	Assa Abloy AB, Class B	29,157
1,139	Atlas Copco AB, Class A	27,052
992	Axfood AB	16,979
1,427	Castellum AB	26,301
1,547	Essity AB, Class B	37,981
1,843	Fabege AB	24,571
920	Fastighets AB Balder, Class B (b)	26,158
585	ICA Gruppen AB	20,911
1,149	Industrivarden AB, Class C	23,232
554	Investor AB, Class B	23,478
843	Kinnevik AB, Class B	20,326
2,741	Nibe Industrier AB, Class B	28,118
1,851	Sandvik AB	26,388
1,886	Securitas AB, Class B	30,270
2,287	Skandinaviska Enskilda Banken AB, Class A	22,217
1,672	Skanska AB, Class B	26,600
3,259	Svenska Cellulosa AB SCA, Class B	25,269
2,022	Svenska Handelsbanken AB, Class A	22,426
1,030	Swedbank AB, Class A	22,981
760	Swedish Match AB	29,936
4,029	Telia Co., AB	19,084
1,611	Trelleborg AB, Class B	25,329
		580,677
	Switzerland – 9.2%
258	Baloise Holding AG	35,541
29	Chocoladefabriken Lindt & Spruengli AG	179,978
2,512	Cie Financiere Richemont S.A.	161,009
137	DKSH Holding AG	9,457
44	EMS-Chemie Holding AG	20,905
307	Flughafen Zurich AG	50,755
134	Geberit AG	52,119
11	Givaudan S.A.	25,472
65	Helvetia Holding AG	37,992
787	Julius Baer Group Ltd.	28,032
391	Kuehne + Nagel International AG	50,262
2,456	Nestle S.A.	199,399
4,699	Novartis AG	401,774
490	Pargesa Holding S.A.	35,321
Shares	Description	Value

	Switzerland (Continued)
50	Partners Group Holding AG	$30,318
407	PSP Swiss Property AG	40,104
1,668	Roche Holding AG	413,054
249	Schindler Holding AG	49,324
24	SGS S.A.	53,963
104	Swiss Life Holding AG	40,059
462	Swiss Prime Site AG	37,392
427	Swiss Re AG	39,151
58	Swisscom AG	27,717
2,494	UBS Group AG	31,045
125	Zurich Insurance Group AG	37,275
		2,087,418
	United Kingdom – 11.4%
4,974	AstraZeneca PLC	372,340
13,689	Aviva PLC	65,517
2,827	Bunzl PLC	85,362
5,814	Croda International PLC	347,183
19,586	Diageo PLC	697,752
4,720	Halma PLC	82,060
10,004	HSBC Holdings PLC	82,487
9,132	Inchcape PLC	64,193
8,016	Informa PLC	64,389
1,278	InterContinental Hotels Group PLC	69,018
25,555	Legal & General Group PLC	75,242
113,052	Lloyds Banking Group PLC	74,714
1,461	London Stock Exchange Group PLC	75,642
9,912	Phoenix Group Holdings PLC	71,179
3,781	RELX PLC	77,903
12,972	Rightmove PLC	71,469
2,165	Schroders PLC	67,415
934	Spirax-Sarco Engineering PLC	74,286
23,553	Wm Morrison Supermarkets PLC	64,019
		2,582,170
	Total Common Stocks	20,454,588
	(Cost $22,586,006)
REAL ESTATE INVESTMENT TRUSTS (a) – 9.4%
	Australia – 1.4%
6,063	Dexus	45,352
6,180	Goodman Group	46,271
12,290	GPT (The) Group	46,225
26,568	Mirvac Group	41,918
16,128	Scentre Group	44,303
15,429	Stockland	38,253
24,438	Vicinity Centres	44,754
		307,076
	Canada – 0.9%
1,969	Canadian Apartment Properties REIT	63,893
4,725	H&R Real Estate Investment Trust	71,470

See Notes to Portfolio of Investments

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) (Continued)
	Canada (Continued)
3,804	RioCan Real Estate Investment Trust	$66,317
		201,680
	France – 1.2%
774	Covivio	74,670
483	Gecina S.A.	62,534
873	ICADE	66,516
2,276	Klepierre S.A.	70,304
		274,024
	Hong Kong – 0.2%
3,500	Link REIT	35,445
	Japan – 3.7%
31	Advance Residence Investment Corp.	85,557
35	Daiwa House REIT Investment Corp.	78,459
82	GLP J-REIT	83,717
15	Japan Real Estate Investment Corp.	84,303
44	Japan Retail Fund Investment Corp.	88,117
14	Nippon Building Fund, Inc.	88,262
40	Nippon Prologis REIT, Inc.	84,631
58	Nomura Real Estate Master Fund, Inc.	76,413
51	Orix JREIT, Inc.	84,872
51	United Urban Investment Corp.	79,195
		833,526
	Singapore – 0.3%
10,200	Ascendas Real Estate Investment Trust	19,233
15,200	CapitaLand Commercial Trust	19,516
12,200	CapitaLand Mall Trust	20,230
14,000	Suntec Real Estate Investment Trust	18,284
		77,263
	Spain – 0.3%
3,614	Inmobiliaria Colonial Socimi S.A.	33,685
2,768	Merlin Properties Socimi S.A.	34,204
		67,889
	United Kingdom – 1.4%
10,863	British Land (The) Co., PLC	73,827
2,345	Derwent London PLC	85,274
7,585	Land Securities Group PLC	77,768
Shares	Description	Value

	United Kingdom (Continued)
10,506	Segro PLC	$78,819
		315,688
	Total Real Estate Investment Trusts	2,112,591
	(Cost $2,215,472)
RIGHTS (a) – 0.0%
	Spain – 0.0%
2,683	Repsol S.A., expiring 01/09/19 (b)	1,230
	(Cost $1,234)
	Total Investments – 99.8%	22,568,409
	(Cost $24,802,712) (e)
	Net Other Assets and Liabilities – 0.2%	51,156
	Net Assets – 100.0%	$22,619,565

(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	Non-income producing security.
(c)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(d)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At December 31, 2018, securities noted as such are valued at $1,227 or 0.0% of net assets.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $307,153 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,541,456. The net unrealized depreciation was $2,234,303.

ADR	American Depositary Receipt

See Notes to Portfolio of Investments

Developed International Equity Select ETF (RNDM)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
South Korea	$ 1,115,691	$ 1,114,464	$ 1,227	$ —
Other Country Categories*	19,338,897	19,338,897	—	—
Real Estate Investment Trusts*	2,112,591	2,112,591	—	—
Rights*	1,230	1,230	—	—
Total Investments	$ 22,568,409	$ 22,567,182	$ 1,227	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
EUR	31.4%
JPY	18.6
GBP	13.5
CHF	9.3
CAD	6.2
AUD	5.1
KRW	4.8
HKD	3.5
SEK	2.8
DKK	1.8
SGD	1.4
NOK	0.8
ILS	0.4
USD	0.2
NZD	0.2
Total	100.0%

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Sector Allocation	% of Total Investments
Financials	16.9%
Industrials	14.5
Real Estate	13.1
Consumer Staples	13.0
Consumer Discretionary	11.6
Health Care	9.1
Communication Services	5.8
Information Technology	5.3
Materials	5.0
Utilities	3.3
Energy	2.4
Total	100.0%

See Notes to Portfolio of Investments

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 99.1%
	Brazil – 10.5%
9,452	Ambev S.A.	$37,508
2,908	Atacadao Distribuicao Comercio e Industria Ltda	13,573
3,797	B3 S.A. - Brasil Bolsa Balcao	26,265
3,099	Banco Bradesco S.A. (Preference Shares)	30,904
3,699	BB Seguridade Participacoes S.A.	26,332
9,236	BR Malls Participacoes S.A.	31,146
492	Cia Brasileira de Distribuicao (Preference Shares)	10,280
757	Cia de Saneamento Basico do Estado de Sao Paulo	6,153
8,441	Cosan S.A.	72,873
628	Engie Brasil Energia S.A.	5,350
311	Equatorial Energia S.A.	5,983
1,404	Fleury S.A.	7,165
1,042	Hypera S.A.	8,119
1,337	IRB Brasil Resseguros S.A.	28,791
3,020	Itau Unibanco Holding S.A. (Preference Shares)	27,662
8,797	Itausa - Investimentos Itau S.A. (Preference Shares)	27,419
5,301	Klabin S.A.	21,720
1,389	Lojas Renner S.A.	15,195
4,749	Multiplan Empreendimentos Imobiliarios S.A.	29,787
597	Raia Drogasil S.A.	8,803
3,417	Sul America S.A.	25,215
413	Telefonica Brasil S.A. (Preference Shares)	4,926
1,380	TIM Participacoes S.A.	4,219
893	Transmissora Alianca de Energia Eletrica S.A.	5,438
3,861	WEG S.A.	17,473
		498,299
	Chile – 1.6%
366,099	Banco Santander Chile	27,167
4,100	Cencosud S.A.	7,385
1,599	Empresas CMPC S.A.	5,075
537	Empresas COPEC S.A.	6,442
89,419	Enel Americas S.A.	15,719
1,198	SACI Falabella	8,760
141	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares)	5,557
		76,105
	China – 13.8%
103,748	Agricultural Bank of China Ltd., Class H	45,445
114,498	Bank of China Ltd., Class H	49,423
67,749	Bank of Communications Co., Ltd., Class H	52,863
Shares	Description	Value

	China (Continued)
35,999	CGN Power Co., Ltd., Class H (b)	$8,551
201,000	China Cinda Asset Management Co., Ltd., Class H	48,771
18,000	China Communications Construction Co., Ltd., Class H	17,010
58,000	China Construction Bank Corp., Class H	47,849
22,000	China Life Insurance Co., Ltd., Class H	46,750
68,350	China Minsheng Banking Corp., Ltd., Class H	47,135
114,000	China Petroleum & Chemical Corp., Class H	81,382
18,499	China Railway Group Ltd., Class H	16,844
60,998	China Telecom Corp., Ltd., Class H	31,159
39,700	GF Securities Co., Ltd., Class H	53,842
55,900	Haitong Securities Co., Ltd., Class H	53,541
14,000	Huaneng Power International, Inc., Class H	8,904
70,000	Industrial & Commercial Bank of China Ltd., Class H	49,971
		659,440
	Colombia – 0.3%
1,615	Bancolombia S.A. (Preference Shares)	15,615
	Czech Republic – 0.2%
215	CEZ A.S.	5,121
101	Komercni banka A.S.	3,809
		8,930
	Hong Kong – 6.0%
3,500	Beijing Enterprises Holdings Ltd.	18,549
10,500	BOC Hong Kong Holdings Ltd.	39,020
10,000	China Merchants Port Holdings Co., Ltd.	18,007
3,250	China Mobile Ltd.	31,274
4,000	China Resources Power Holdings Co., Ltd.	7,693
26,000	China Unicom Hong Kong Ltd.	27,758
4,000	Guangdong Investment Ltd.	7,734
201,997	Lenovo Group Ltd.	136,462
		286,497
	Hungary – 0.5%
667	MOL Hungarian Oil & Gas PLC	7,327
292	OTP Bank Nyrt	11,765
171	Richter Gedeon Nyrt	3,314
		22,406
	India – 20.2%
1,591	Asian Paints Ltd.	31,198

See Notes to Portfolio of Investments

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	India (Continued)
547	Britannia Industries Ltd.	$24,445
1,462	Colgate-Palmolive India Ltd.	28,312
2,183	HDFC Bank Ltd.	66,347
541	Hero MotoCorp Ltd.	23,945
987	Hindustan Unilever Ltd.	25,700
2,494	Housing Development Finance Corp., Ltd.	70,196
2,595	IndusInd Bank Ltd.	59,466
4,482	Infosys Ltd.	42,345
5,347	ITC Ltd.	21,567
3,828	Kotak Mahindra Bank Ltd.	68,703
1,625	Larsen & Toubro Ltd.	33,517
2,392	Mahindra & Mahindra Ltd.	27,574
4,766	Marico Ltd.	25,572
216	Maruti Suzuki India Ltd.	23,056
25	MRF Ltd.	23,931
4,859	NTPC Ltd.	10,349
3,089	Pidilite Industries Ltd.	49,055
4,281	Power Grid Corp. of India Ltd.	12,086
8,547	RBL Bank Ltd. (b)	70,394
5,863	Reliance Industries Ltd.	94,497
1,493	Tata Consultancy Services Ltd.	40,519
508	UltraTech Cement Ltd.	29,033
10,062	Wipro Ltd.	47,655
2,014	Zee Entertainment Enterprises Ltd.	13,740
		963,202
	Indonesia – 2.7%
21,694	Adaro Energy Tbk PT	1,833
41,328	Astra International Tbk PT	23,638
8,574	Bank Central Asia Tbk PT	15,502
30,791	Bank Mandiri Persero Tbk PT	15,792
27,982	Bank Negara Indonesia Persero Tbk PT	17,124
65,736	Bank Rakyat Indonesia Persero Tbk PT	16,731
9,216	Bukit Asam Tbk PT	2,756
2,295	Indah Kiat Pulp & Paper Corp. Tbk PT	1,843
2,908	Pabrik Kertas Tjiwi Kimia Tbk PT	2,245
13,897	Perusahaan Gas Negara Persero Tbk	2,049
69,726	Telekomunikasi Indonesia Persero Tbk PT	18,183
5,611	United Tractors Tbk PT	10,672
		128,368
	Malaysia – 2.6%
9,000	AirAsia Group Bhd	6,468
12,500	CIMB Group Holdings Bhd	17,272
4,500	Dialog Group Bhd	3,387
4,700	Gamuda Bhd	2,661
3,600	Genting Bhd	5,314
Shares	Description	Value

	Malaysia (Continued)
2,100	Hartalega Holdings Bhd	$3,120
2,700	IHH Healthcare Bhd	3,522
2,600	Inari Amertron Bhd	944
7,700	Malayan Banking Bhd	17,701
1,800	Malaysia Airports Holdings Bhd	3,650
3,900	Petronas Chemicals Group Bhd	8,767
3,000	Public Bank Bhd	17,975
6,060	Sime Darby Bhd	3,520
6,600	Telekom Malaysia Bhd	4,248
6,300	Tenaga Nasional Bhd	20,733
2,600	Top Glove Corp. Bhd	3,523
		122,805
	Mexico – 4.4%
5,613	Alfa S.A.B. de C.V., Class A	6,681
4,018	Alsea S.A.B. de C.V.	10,476
60,330	America Movil S.A.B. de C.V., Series L	42,949
3,089	Arca Continental S.A.B. de C.V.	17,275
10,308	Cemex S.A.B. de C.V. (c)	4,983
2,016	Fomento Economico Mexicano S.A.B. de C.V.	17,335
1,561	Gruma S.A.B. de C.V., Class B	17,624
1,015	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	4,844
662	Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	5,395
354	Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	5,340
417	Grupo Elektra S.A.B. de C.V.	20,104
2,631	Grupo Financiero Banorte, S.A.B. de C.V., Class O	12,843
3,862	Grupo Mexico S.A.B. de C.V., Series B	7,973
3,845	Grupo Televisa S.A.B., Series CPO	9,667
695	Infraestructura Energetica Nova S.A.B. de C.V.	2,582
3,237	Mexichem S.A.B. de C.V.	8,221
680	Promotora y Operadora de Infraestructura S.A.B. de C.V.	6,500
4,486	Wal-Mart de Mexico S.A.B. de C.V.	11,409
		212,201
	Netherlands – 0.1%
126	X5 Retail Group N.V., GDR	3,122
	Philippines – 1.0%
680	Ayala Corp.	11,638
15,800	Ayala Land, Inc.	12,199
9,417	Metropolitan Bank & Trust Co.	14,497
17,500	SM Prime Holdings, Inc.	11,914
		50,248
	Poland – 1.4%
296	Bank Polska Kasa Opieki S.A.	8,621

See Notes to Portfolio of Investments

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Poland (Continued)
40	CCC S.A.	$2,066
70	CD Projekt S.A. (c)	2,723
89	Dino Polska S.A. (b) (c)	2,280
231	Grupa Lotos S.A.	5,463
220	KGHM Polska Miedz S.A. (c)	5,225
2	LPP S.A.	4,195
172	Polski Koncern Naftowy ORLEN S.A.	4,971
2,682	Polskie Gornictwo Naftowe i Gazownictwo S.A.	4,952
733	Powszechna Kasa Oszczednosci Bank Polski S.A.	7,731
792	Powszechny Zaklad Ubezpieczen S.A.	9,291
83	Santander Bank Polska S.A.	7,944
		65,462
	Russia – 4.5%
1,754	Aeroflot PJSC	2,547
8,241	Alrosa PJSC	11,665
14,302	Gazprom PJSC	31,509
106,026	Inter RAO UES PJSC	5,903
463	LUKOIL PJSC	33,206
49	Magnit PJSC	2,470
77	MMC Norilsk Nickel PJSC	14,410
1,632	Mobile TeleSystems PJSC	5,575
1,882	Moscow Exchange MICEX-RTS PJSC	2,188
1,991	Novatek PJSC	32,347
806	Severstal PJSC	10,907
61,089	Surgutneftegas PJSC (Preference Shares)	34,540
2,784	Tatneft PJSC	29,484
		216,751
	Singapore – 0.4%
2,400	BOC Aviation Ltd. (b)	17,761
	South Africa – 6.9%
261	Anglo American Platinum Ltd.	9,759
987	AngloGold Ashanti Ltd.	12,468
542	AVI Ltd.	3,830
1,202	Bid Corp., Ltd.	22,139
2,026	Clicks Group Ltd.	26,959
1,122	Discovery Ltd.	12,461
1,923	Investec Ltd.	10,559
2,834	Life Healthcare Group Holdings Ltd.	5,200
310	Mondi Ltd.	6,670
721	Nedbank Group Ltd.	13,767
2,875	Netcare Ltd.	5,282
5,155	Pick n Pay Stores Ltd.	24,282
833	PSG Group Ltd.	14,173
1,242	Remgro Ltd.	16,811
2,410	RMB Holdings Ltd.	13,216
1,358	Sappi Ltd.	7,707
Shares	Description	Value

	South Africa (Continued)
220	Sasol Ltd.	$6,499
1,850	Shoprite Holdings Ltd.	24,450
1,926	SPAR Group (The) Ltd.	27,777
1,090	Standard Bank Group Ltd.	13,547
218	Tiger Brands Ltd.	4,148
1,978	Vodacom Group Ltd.	18,148
7,149	Woolworths Holdings Ltd.	27,374
		327,226
	Taiwan – 16.2%
15,233	Asustek Computer, Inc.	99,862
6,617	Cathay Financial Holding Co., Ltd.	10,118
20,570	Cheng Shin Rubber Industry Co., Ltd.	27,338
30,474	China Development Financial Holding Corp.	9,637
11,278	China Life Insurance Co., Ltd.	10,219
51,249	China Steel Corp.	40,433
3,887	Chunghwa Telecom Co., Ltd.	14,290
15,105	CTBC Financial Holding Co., Ltd.	9,927
15,353	E. Sun Financial Holding Co., Ltd.	10,040
5,873	Far EasTone Telecommunications Co., Ltd.	14,598
16,645	First Financial Holding Co., Ltd.	10,830
6,684	Fubon Financial Holding Co., Ltd.	10,231
18,715	Hua Nan Financial Holdings Co., Ltd.	10,655
146,766	Inventec Corp.	105,286
12,590	Mega Financial Holding Co., Ltd.	10,629
15,411	Nan Ya Plastics Corp.	37,854
30,615	Pou Chen Corp.	32,471
31,051	SinoPac Financial Holdings Co., Ltd.	10,405
23,553	Taishin Financial Holding Co., Ltd.	10,000
31,191	Taiwan Business Bank	10,503
18,614	Taiwan Cooperative Financial Holding Co., Ltd.	10,689
126,281	Taiwan High Speed Rail Corp.	125,513
3,905	Taiwan Mobile Co., Ltd.	13,530
97,617	WPG Holdings Ltd.	117,349
21,504	Yuanta Financial Holding Co., Ltd.	10,809
		773,216
	Thailand – 4.8%
2,500	Advanced Info Service PCL	13,245
4,500	Airports of Thailand PCL	8,880
600	Bangkok Bank PCL	3,741
900	Bangkok Bank PCL	5,611

See Notes to Portfolio of Investments

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Thailand (Continued)
9,600	Bangkok Dusit Medical Services PCL, Class F	$7,312
33,800	Bangkok Expressway & Metro PCL	10,070
5,000	Berli Jucker PCL	7,793
39,000	BTS Group Holdings PCL (c)	11,439
1,300	Bumrungrad Hospital PCL	7,486
3,700	Central Pattana PCL	8,494
9,400	Charoen Pokphand Foods PCL	7,102
5,200	CP ALL PCL	10,980
1,800	Electricity Generating PCL	13,710
1,200	Intouch Holdings PCL	1,760
2,200	Intouch Holdings PCL, Class F	3,226
64,100	IRPC PCL	11,320
1,400	Kasikornbank PCL	7,955
4,100	Kiatnakin Bank PCL	8,342
15,200	Krung Thai Bank PCL	8,963
26,800	Land & Houses PCL	8,149
8,800	Minor International PCL	9,189
8,000	PTT PCL	11,302
700	Siam Cement (The) PCL	9,374
2,100	Siam Commercial Bank (The) PCL	8,610
29,400	Star Petroleum Refining PCL	8,668
3,700	Tisco Financial Group PCL	8,892
133,900	TMB Bank PCL	9,047
		230,660
	Turkey – 0.9%
1,980	Akbank T.A.S.	2,566
347	Aselsan Elektronik Sanayi Ve Ticaret A.S.	1,579
262	BIM Birlesik Magazalar A.S.	4,307
1,820	Eregli Demir ve Celik Fabrikalari T.A.S.	2,483
218	Ford Otomotiv Sanayi A.S.	2,060
1,795	Haci Omer Sabanci Holding A.S.	2,550
1,370	KOC Holding A.S.	3,676
358	TAV Havalimanlari Holding A.S.	1,618
174	Tupras Turkiye Petrol Rafinerileri A.S.	3,837
1,116	Turk Hava Yollari AO (c)	3,397
1,437	Turkcell Iletisim Hizmetleri A.S.	3,304
1,777	Turkiye Garanti Bankasi A.S.	2,673
3,099	Turkiye Is Bankasi A.S., Class C	2,652
1,918	Turkiye Sise ve Cam Fabrikalari A.S.	2,055
3,614	Turkiye Vakiflar Bankasi TAO, Class D	2,663
		41,420
	Virgin Islands (British) – 0.1%
120	Mail.Ru Group Ltd., GDR (c)	2,815
	Total Common Stocks	4,722,549
	(Cost $4,912,855)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (a) – 0.9%
	Mexico – 0.3%
14,465	Fibra Uno Administracion S.A. de C.V.	$16,083
	South Africa – 0.6%
8,212	Growthpoint Properties Ltd.	13,299
19,039	Redefine Properties Ltd.	12,796
		26,095
	Total Real Estate Investment Trusts	42,178
	(Cost $58,657)
WARRANTS (a) – 0.0%
	Thailand – 0.0%
6,177	BTS Group Holdings PCL (c)	80
	(Cost $0)
	Total Investments – 100.0%	4,764,807
	(Cost $4,971,512) (d)
	Net Other Assets and Liabilities – 0.0%	1,085
	Net Assets – 100.0%	$4,765,892

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index. For a breakdown of the portfolio securities by sector, please see the Sector Allocation table.
(b)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(c)	Non-income producing security.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $217,422 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $424,127. The net unrealized depreciation was $206,705.

GDR	Global Depositary Receipt

See Notes to Portfolio of Investments

Emerging Markets Equity Select ETF (RNEM)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Thailand	$ 230,660	$ 5,501	$ 225,159	$ —
Other Country Categories*	4,491,889	4,491,889	—	—
Real Estate Investment Trusts*	42,178	42,178	—	—
Warrants*	80	—	80	—
Total Investments	$ 4,764,807	$ 4,539,568	$ 225,239	$—

*	See Portfolio of Investments for country breakout.

Currency Exposure Diversification	% of Total Investments
HKD	20.2%
INR	20.2
TWD	16.2
BRL	10.5
ZAR	7.4
THB	4.8
MXN	4.8
RUB	4.5
IDR	2.7
MYR	2.6
CLP	1.6
PLN	1.4
PHP	1.1
TRY	0.9
HUF	0.5
COP	0.3
CZK	0.2
USD	0.1
Total	100.0%

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Sector Allocation	% of Total Investments
Financials	34.6%
Information Technology	12.4
Energy	10.3
Consumer Staples	9.2
Materials	7.4
Industrials	7.1
Communication Services	5.9
Consumer Discretionary	5.6
Utilities	3.4
Real Estate	3.0
Health Care	1.1
Total	100.0%

See Notes to Portfolio of Investments

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 93.9%
	Aerospace & Defense – 2.3%
1,627	Arconic, Inc.	$27,431
96	Boeing (The) Co.	30,960
176	General Dynamics Corp.	27,669
748	Harris Corp.	100,718
140	Huntington Ingalls Industries, Inc.	26,644
168	L3 Technologies, Inc.	29,175
104	Lockheed Martin Corp.	27,231
113	Northrop Grumman Corp.	27,674
174	Raytheon Co.	26,683
393	Spirit AeroSystems Holdings, Inc., Class A	28,331
504	Textron, Inc.	23,179
256	United Technologies Corp.	27,259
		402,954
	Air Freight & Logistics – 0.7%
368	CH Robinson Worldwide, Inc.	30,945
487	Expeditors International of Washington, Inc.	33,160
149	FedEx Corp.	24,038
307	United Parcel Service, Inc., Class B	29,942
		118,085
	Airlines – 0.9%
1,511	American Airlines Group, Inc.	48,518
1,080	Delta Air Lines, Inc.	53,892
1,000	Southwest Airlines Co.	46,480
		148,890
	Auto Components – 0.4%
869	BorgWarner, Inc.	30,189
256	Lear Corp.	31,452
		61,641
	Automobiles – 0.4%
3,994	Ford Motor Co.	30,554
1,097	General Motors Co.	36,695
		67,249
	Banks – 3.2%
1,373	Bank of America Corp.	33,831
834	BB&T Corp.	36,129
567	Citigroup, Inc.	29,518
1,049	Citizens Financial Group, Inc.	31,187
451	Comerica, Inc.	30,979
1,449	Fifth Third Bancorp	34,095
421	First Republic Bank	36,585
2,712	Huntington Bancshares, Inc.	32,327
359	JPMorgan Chase & Co.	35,046
2,034	KeyCorp	30,062
247	M&T Bank Corp.	35,353
297	PNC Financial Services Group (The), Inc.	34,722
2,218	Regions Financial Corp.	29,677
Shares	Description	Value

	Banks (Continued)
609	SunTrust Banks, Inc.	$30,718
766	US Bancorp	35,006
770	Wells Fargo & Co.	35,482
807	Zions Bancorp N.A.	32,877
		563,594
	Beverages – 1.2%
731	Brown-Forman Corp., Class B	34,781
800	Coca-Cola (The) Co.	37,880
171	Constellation Brands, Inc., Class A	27,500
1,595	Keurig Dr Pepper, Inc.	40,896
601	Molson Coors Brewing Co., Class B	33,752
330	PepsiCo, Inc.	36,459
		211,268
	Biotechnology – 1.5%
1,003	AbbVie, Inc.	92,466
458	Amgen, Inc.	89,159
1,229	Gilead Sciences, Inc.	76,874
		258,499
	Building Products – 0.3%
1,023	Johnson Controls International PLC	30,332
984	Masco Corp.	28,772
		59,104
	Capital Markets – 4.2%
274	Ameriprise Financial, Inc.	28,597
794	Bank of New York Mellon (The) Corp.	37,374
86	BlackRock, Inc.	33,783
422	CBOE Global Markets, Inc.	41,284
823	Charles Schwab (The) Corp.	34,179
238	CME Group, Inc.	44,773
1,331	Franklin Resources, Inc.	39,477
180	Goldman Sachs Group (The), Inc.	30,069
540	Intercontinental Exchange, Inc.	40,678
1,768	Invesco, Ltd.	29,596
1,492	KKR & Co., Inc., Class A	29,288
243	Moody’s Corp.	34,030
869	Morgan Stanley	34,456
229	MSCI, Inc.	33,761
474	Nasdaq, Inc.	38,664
396	Northern Trust Corp.	33,102
442	Raymond James Financial, Inc.	32,889
208	S&P Global, Inc.	35,348
483	State Street Corp.	30,463
371	T Rowe Price Group, Inc.	34,251
766	TD Ameritrade Holding Corp.	37,503
		733,565

See Notes to Portfolio of Investments

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals – 1.5%
125	Air Products & Chemicals, Inc.	$20,006
210	Albemarle Corp.	16,185
183	Celanese Corp.	16,465
384	CF Industries Holdings, Inc.	16,708
325	DowDuPont, Inc.	17,381
218	Eastman Chemical Co.	15,938
133	Ecolab, Inc.	19,598
240	FMC Corp.	17,750
150	International Flavors & Fragrances, Inc.	20,140
204	LyondellBasell Industries N.V., Class A	16,965
644	Mosaic (The) Co.	18,811
192	PPG Industries, Inc.	19,628
79	Sherwin-Williams (The) Co.	31,083
252	Westlake Chemical Corp.	16,675
		263,333
	Commercial Services & Supplies – 0.9%
182	Cintas Corp.	30,574
493	Republic Services, Inc.	35,540
1,547	Rollins, Inc.	55,847
396	Waste Management, Inc.	35,240
		157,201
	Communications Equipment – 1.3%
2,602	Cisco Systems, Inc.	112,745
973	Motorola Solutions, Inc.	111,934
		224,679
	Construction & Engineering – 0.2%
471	Jacobs Engineering Group, Inc.	27,535
	Construction Materials – 0.4%
197	Martin Marietta Materials, Inc.	33,858
322	Vulcan Materials Co.	31,814
		65,672
	Consumer Finance – 0.9%
1,530	Ally Financial, Inc.	34,670
380	American Express Co.	36,222
426	Capital One Financial Corp.	32,201
529	Discover Financial Services	31,200
1,302	Synchrony Financial	30,545
		164,838
	Containers & Packaging – 0.7%
193	Avery Dennison Corp.	17,337
814	Ball Corp.	37,428
426	International Paper Co.	17,193
328	Packaging Corp. of America	27,375
Shares	Description	Value

	Containers & Packaging (Continued)
674	WestRock Co.	$25,450
		124,783
	Distributors – 0.2%
372	Genuine Parts Co.	35,719
	Diversified Telecommunication Services – 2.1%
4,275	AT&T, Inc.	122,008
6,772	CenturyLink, Inc.	102,596
2,689	Verizon Communications, Inc.	151,176
		375,780
	Electric Utilities – 1.7%
518	Alliant Energy Corp.	21,885
311	American Electric Power Co., Inc.	23,244
274	Duke Energy Corp.	23,646
326	Edison International	18,507
272	Entergy Corp.	23,411
402	Evergy, Inc.	22,822
359	Eversource Energy	23,349
506	Exelon Corp.	22,821
594	FirstEnergy Corp.	22,305
131	NextEra Energy, Inc.	22,770
480	PG&E Corp. (a)	11,400
754	PPL Corp.	21,361
506	Southern (The) Co.	22,224
468	Xcel Energy, Inc.	23,058
		302,803
	Electrical Equipment – 0.7%
455	AMETEK, Inc.	30,803
415	Eaton Corp. PLC	28,494
470	Emerson Electric Co.	28,083
192	Rockwell Automation, Inc.	28,892
		116,272
	Electronic Equipment, Instruments & Components – 1.6%
383	Amphenol Corp., Class A	31,031
1,424	CDW Corp.	115,415
3,586	Corning, Inc.	108,333
407	TE Connectivity Ltd.	30,781
		285,560
	Energy Equipment & Services – 0.6%
1,342	Baker Hughes a GE Co.	28,853
1,120	Halliburton Co.	29,769
1,054	National Oilwell Varco, Inc.	27,088
745	Schlumberger Ltd.	26,880
		112,590

See Notes to Portfolio of Investments

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment – 0.7%
447	Activision Blizzard, Inc.	$20,817
1,849	Viacom, Inc., Class B	47,519
534	Walt Disney (The) Co.	58,553
		126,889
	Food & Staples Retailing – 1.6%
266	Costco Wholesale Corp.	54,187
2,145	Kroger (The) Co.	58,988
852	Sysco Corp.	53,386
856	Walgreens Boots Alliance, Inc.	58,490
665	Walmart, Inc.	61,945
		286,996
	Food Products – 2.7%
739	Archer-Daniels-Midland Co.	30,277
541	Bunge Ltd.	28,911
1,009	Campbell Soup Co.	33,287
1,094	Conagra Brands, Inc.	23,368
861	General Mills, Inc.	33,527
362	Hershey (The) Co.	38,799
938	Hormel Foods Corp.	40,034
360	JM Smucker (The) Co.	33,656
528	Kellogg Co.	30,101
670	Kraft Heinz (The) Co.	28,837
555	Lamb Weston Holdings, Inc.	40,826
280	McCormick & Co., Inc.	38,987
860	Mondelez International, Inc., Class A	34,426
624	Tyson Foods, Inc., Class A	33,322
		468,358
	Gas Utilities – 0.1%
235	Atmos Energy Corp.	21,789
	Health Care Equipment & Supplies – 5.1%
1,293	Abbott Laboratories	93,523
1,230	Baxter International, Inc.	80,959
363	Becton Dickinson and Co.	81,791
342	Cooper (The) Cos., Inc.	87,039
330	Danaher Corp.	34,030
2,513	DENTSPLY SIRONA, Inc.	93,509
964	Medtronic PLC	87,685
822	ResMed, Inc.	93,601
534	Stryker Corp.	83,704
356	Teleflex, Inc.	92,019
721	Zimmer Biomet Holdings, Inc.	74,782
		902,642
	Health Care Providers & Services – 4.5%
677	AmerisourceBergen Corp.	50,369
346	Anthem, Inc.	90,870
1,156	Cardinal Health, Inc.	51,558
455	Cigna Corp.	86,414
Shares	Description	Value

	Health Care Providers & Services (Continued)
793	CVS Health Corp.	$51,957
682	HCA Healthcare, Inc.	84,875
280	Humana, Inc.	80,214
471	McKesson Corp.	52,031
879	Quest Diagnostics, Inc.	73,194
357	UnitedHealth Group, Inc.	88,936
742	Universal Health Services, Inc., Class B	86,488
		796,906
	Hotels, Restaurants & Leisure – 4.7%
1,451	Aramark	42,035
979	Carnival Corp.	48,265
562	Darden Restaurants, Inc.	56,121
212	Domino’s Pizza, Inc.	52,574
773	Hilton Worldwide Holdings, Inc.	55,501
1,052	Las Vegas Sands Corp.	54,757
473	Marriott International, Inc., Class A	51,349
373	McDonald’s Corp.	66,234
2,237	MGM Resorts International	54,270
481	Royal Caribbean Cruises Ltd.	47,037
1,098	Starbucks Corp.	70,711
228	Vail Resorts, Inc.	48,067
491	Wynn Resorts Ltd.	48,565
1,778	Yum China Holdings, Inc.	59,616
687	Yum! Brands, Inc.	63,149
		818,251
	Household Durables – 1.2%
876	DR Horton, Inc.	30,362
1,807	Garmin Ltd.	114,419
791	Lennar Corp., Class A	30,968
1,820	Newell Brands, Inc.	33,834
		209,583
	Household Products – 1.1%
622	Church & Dwight Co., Inc.	40,903
247	Clorox (The) Co.	38,073
552	Colgate-Palmolive Co.	32,855
325	Kimberly-Clark Corp.	37,030
444	Procter & Gamble (The) Co.	40,812
		189,673
	Independent Power and Renewable Electricity Producers – 0.1%
590	NRG Energy, Inc.	23,364
	Industrial Conglomerates – 0.7%
170	3M Co.	32,392
3,191	General Electric Co.	24,156
222	Honeywell International, Inc.	29,330

See Notes to Portfolio of Investments

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Industrial Conglomerates (Continued)
121	Roper Technologies, Inc.	$32,249
		118,127
	Insurance – 3.6%
860	Aflac, Inc.	39,182
412	Allstate (The) Corp.	34,044
370	American Financial Group, Inc.	33,496
764	American International Group, Inc.	30,109
544	Arthur J. Gallagher & Co.	40,093
303	Chubb Ltd.	39,142
527	Cincinnati Financial Corp.	40,800
1,028	Fidelity National Financial, Inc.	32,320
810	Hartford Financial Services Group (The), Inc.	36,005
598	Lincoln National Corp.	30,683
806	Loews Corp.	36,689
489	Marsh & McLennan Cos., Inc.	38,998
866	MetLife, Inc.	35,558
695	Principal Financial Group, Inc.	30,698
570	Progressive (The) Corp.	34,388
399	Prudential Financial, Inc.	32,538
469	Torchmark Corp.	34,955
312	Travelers (The) Cos., Inc.	37,362
		637,060
	Internet & Direct Marketing Retail – 0.3%
479	Expedia Group, Inc.	53,959
	IT Services – 4.0%
210	Accenture PLC, Class A	29,612
153	Alliance Data Systems Corp.	22,962
239	Automatic Data Processing, Inc.	31,338
271	Broadridge Financial Solutions, Inc.	26,084
1,641	Cognizant Technology Solutions Corp., Class A	104,171
1,354	DXC Technology Co.	71,992
328	Fidelity National Information Services, Inc.	33,636
281	Global Payments, Inc.	28,979
837	International Business Machines Corp.	95,142
225	Jack Henry & Associates, Inc.	28,467
1,830	Leidos Holdings, Inc.	96,478
182	MasterCard, Inc., Class A	34,334
486	Paychex, Inc.	31,663
365	Total System Services, Inc.	29,671
271	Visa, Inc., Class A	35,756
		700,285
	Leisure Products – 0.2%
351	Hasbro, Inc.	28,519
Shares	Description	Value

	Life Sciences Tools & Services – 0.7%
508	Agilent Technologies, Inc.	$34,270
389	Thermo Fisher Scientific, Inc.	87,054
		121,324
	Machinery – 2.2%
236	Caterpillar, Inc.	29,989
245	Cummins, Inc.	32,742
238	Deere & Co.	35,502
407	Dover Corp.	28,877
425	Fortive Corp.	28,756
239	IDEX Corp.	30,176
255	Illinois Tool Works, Inc.	32,306
350	Ingersoll-Rand PLC	31,930
528	PACCAR, Inc.	30,170
196	Parker-Hannifin Corp.	29,231
252	Stanley Black & Decker, Inc.	30,174
341	Wabtec Corp.	23,955
448	Xylem, Inc.	29,891
		393,699
	Media – 1.3%
1,087	CBS Corp., Class B	47,524
1,763	Comcast Corp., Class A	60,030
918	Omnicom Group, Inc.	67,234
9,879	Sirius XM Holdings, Inc.	56,409
		231,197
	Metals & Mining – 0.4%
1,503	Freeport-McMoRan, Inc.	15,496
693	Newmont Mining Corp.	24,012
330	Nucor Corp.	17,097
463	Steel Dynamics, Inc.	13,909
		70,514
	Multiline Retail – 1.2%
571	Dollar General Corp.	61,714
838	Kohl’s Corp.	55,593
1,798	Macy’s, Inc.	53,544
708	Target Corp.	46,792
		217,643
	Multi-Utilities – 1.1%
349	Ameren Corp.	22,765
798	Centerpoint Energy, Inc.	22,528
450	CMS Energy Corp.	22,343
290	Consolidated Edison, Inc.	22,173
314	Dominion Energy, Inc.	22,438
202	DTE Energy Co.	22,281
418	Public Service Enterprise Group, Inc.	21,757
194	Sempra Energy	20,989
331	WEC Energy Group, Inc.	22,925
		200,199

See Notes to Portfolio of Investments

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels – 4.3%
670	Anadarko Petroleum Corp.	$29,373
947	Apache Corp.	24,859
2,005	Cabot Oil & Gas Corp.	44,812
369	Chevron Corp.	40,143
583	ConocoPhillips	36,350
1,130	Devon Energy Corp.	25,470
334	Diamondback Energy, Inc.	30,962
354	EOG Resources, Inc.	30,872
1,875	EQT Corp.	35,419
531	Exxon Mobil Corp.	36,209
634	Hess Corp.	25,677
646	HollyFrontier Corp.	33,023
2,546	Kinder Morgan, Inc.	39,157
1,939	Marathon Oil Corp.	27,805
565	Marathon Petroleum Corp.	33,341
1,447	Noble Energy, Inc.	27,146
549	Occidental Petroleum Corp.	33,698
666	ONEOK, Inc.	35,931
403	Phillips 66	34,718
259	Pioneer Natural Resources Co.	34,064
806	Targa Resources Corp.	29,032
399	Valero Energy Corp.	29,913
1,660	Williams (The) Cos., Inc.	36,603
		754,577
	Personal Products – 0.3%
2,959	Coty, Inc., Class A	19,411
254	Estee Lauder (The) Cos., Inc., Class A	33,045
		52,456
	Pharmaceuticals – 3.8%
498	Allergan PLC	66,563
1,528	Bristol-Myers Squibb Co.	79,425
884	Eli Lilly & Co.	102,297
686	Johnson & Johnson	88,528
1,337	Merck & Co., Inc.	102,160
1,340	Perrigo Co. PLC	51,925
2,152	Pfizer, Inc.	93,935
1,036	Zoetis, Inc.	88,619
		673,452
	Professional Services – 0.3%
310	Equifax, Inc.	28,870
490	TransUnion	27,832
		56,702
	Road & Rail – 1.0%
484	CSX Corp.	30,071
301	JB Hunt Transport Services, Inc.	28,005
316	Kansas City Southern	30,162
198	Norfolk Southern Corp.	29,609
223	Old Dominion Freight Line, Inc.	27,538
Shares	Description	Value

	Road & Rail (Continued)
221	Union Pacific Corp.	$30,549
		175,934
	Semiconductors & Semiconductor Equipment – 8.8%
1,369	Analog Devices, Inc.	117,501
3,275	Applied Materials, Inc.	107,223
513	Broadcom, Inc.	130,446
2,677	Intel Corp.	125,632
1,245	KLA-Tencor Corp.	111,415
834	Lam Research Corp.	113,566
6,559	Marvell Technology Group Ltd.	106,190
2,245	Maxim Integrated Products, Inc.	114,158
1,604	Microchip Technology, Inc.	115,360
450	NVIDIA Corp.	60,075
1,757	QUALCOMM, Inc.	99,991
1,395	Skyworks Solutions, Inc.	93,493
1,180	Texas Instruments, Inc.	111,510
1,579	Xilinx, Inc.	134,483
		1,541,043
	Software – 3.1%
557	Intuit, Inc.	109,645
1,107	Microsoft Corp.	112,438
2,455	Oracle Corp.	110,843
2,227	SS&C Technologies Holdings, Inc.	100,460
5,948	Symantec Corp.	112,388
		545,774
	Specialty Retail – 2.3%
371	Advance Auto Parts, Inc.	58,418
787	Best Buy Co., Inc.	41,679
2,164	Gap (The), Inc.	55,744
301	Home Depot (The), Inc.	51,718
544	Lowe’s Cos., Inc.	50,244
630	Ross Stores, Inc.	52,416
484	Tiffany & Co.	38,967
1,115	TJX (The) Cos., Inc.	49,885
		399,071
	Technology Hardware, Storage & Peripherals – 3.2%
561	Apple, Inc.	88,492
7,761	Hewlett Packard Enterprise Co.	102,523
4,912	HP, Inc.	100,499
1,474	NetApp, Inc.	87,954
2,673	Seagate Technology PLC	103,151
2,162	Western Digital Corp.	79,929
		562,548
	Textiles, Apparel & Luxury Goods – 0.5%
436	NIKE, Inc., Class B	32,325
257	PVH Corp.	23,888

See Notes to Portfolio of Investments

Large Cap US Equity Select ETF (RNLC)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
739	Tapestry, Inc.	$24,942
		81,155
	Tobacco – 0.4%
616	Altria Group, Inc.	30,424
453	Philip Morris International, Inc.	30,243
		60,667
	Trading Companies & Distributors – 0.4%
617	Fastenal Co.	32,263
100	WW Grainger, Inc.	28,236
		60,499
	Water Utilities – 0.1%
249	American Water Works Co., Inc.	22,602
	Total Common Stocks	16,485,071
	(Cost $18,596,369)
REAL ESTATE INVESTMENT TRUSTS – 5.9%
	Equity Real Estate Investment Trusts – 5.7%
322	Alexandria Real Estate Equities, Inc.	37,107
278	American Tower Corp.	43,977
223	AvalonBay Communities, Inc.	38,813
329	Boston Properties, Inc.	37,029
363	Crown Castle International Corp.	39,433
360	Digital Realty Trust, Inc.	38,358
1,426	Duke Realty Corp.	36,933
93	Equinix, Inc.	32,788
611	Equity Residential	40,332
164	Essex Property Trust, Inc.	40,214
467	Extra Space Storage, Inc.	42,254
1,537	HCP, Inc.	42,928
1,918	Host Hotels & Resorts, Inc.	31,973
1,766	Invitation Homes, Inc.	35,461
1,172	Iron Mountain, Inc.	37,985
404	Mid-America Apartment Communities, Inc.	38,663
597	Prologis, Inc.	35,056
201	Public Storage	40,684
711	Realty Income Corp.	44,821
629	Regency Centers Corp.	36,910
230	Simon Property Group, Inc.	38,638
1,001	UDR, Inc.	39,660
744	Ventas, Inc.	43,591
554	Vornado Realty Trust	34,365
629	Welltower, Inc.	43,659
1,261	Weyerhaeuser Co.	27,566
		999,198
Shares	Description	Value

	Mortgage Real Estate Investment Trusts – 0.2%
3,955	Annaly Capital Management, Inc.	$38,838
	Total Real Estate Investment Trusts	1,038,036
	(Cost $1,093,716)
	Total Investments – 99.8%	17,523,107
	(Cost $19,690,085) (b)
	Net Other Assets and Liabilities – 0.2%	38,916
	Net Assets – 100.0%	$17,562,023

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $471,454 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,638,432. The net unrealized depreciation was $2,166,978.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 16,485,071	$ 16,485,071	$ —	$ —
Real Estate Investment Trusts*	1,038,036	1,038,036	—	—
Total Investments	$ 17,523,107	$ 17,523,107	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 87.1%
	Aerospace & Defense – 1.0%
584	BWX Technologies, Inc.	$22,326
267	Curtiss-Wright Corp.	27,266
395	HEICO Corp.	30,605
545	Hexcel Corp.	31,250
		111,447
	Airlines – 0.6%
561	Alaska Air Group, Inc.	34,137
656	SkyWest, Inc.	29,172
		63,309
	Auto Components – 1.0%
975	Adient PLC	14,683
2,041	Dana, Inc.	27,819
1,776	Gentex Corp.	35,893
1,629	Goodyear Tire & Rubber (The) Co.	33,248
		111,643
	Automobiles – 0.5%
841	Harley-Davidson, Inc.	28,695
455	Thor Industries, Inc.	23,660
		52,355
	Banks – 8.2%
992	Associated Banc-Corp.	19,632
789	BancorpSouth Bank	20,624
325	Bank of Hawaii Corp.	21,879
679	Bank OZK	15,502
728	BankUnited, Inc.	21,796
265	BOK Financial Corp.	19,432
622	Cathay General Bancorp	20,856
480	Chemical Financial Corp.	17,573
497	CIT Group, Inc.	19,020
664	Columbia Banking System, Inc.	24,097
408	Commerce Bancshares, Inc.	22,999
420	Community Bank System, Inc.	24,486
247	Cullen/Frost Bankers, Inc.	21,721
427	East West Bancorp, Inc.	18,587
57	First Citizens BancShares, Inc., Class A	21,492
868	First Financial Bancorp	20,589
434	First Financial Bankshares, Inc.	25,037
949	First Hawaiian, Inc.	21,362
1,494	First Horizon National Corp.	19,661
2,027	FNB Corp.	19,946
1,544	Fulton Financial Corp.	23,901
595	Glacier Bancorp, Inc.	23,574
542	Hancock Whitney Corp.	18,780
1,177	Home BancShares, Inc.	19,232
315	IBERIABANK Corp.	20,248
573	International Bancshares Corp.	19,711
2,101	Investors Bancorp, Inc.	21,850
1,336	Old National Bancorp	20,574
541	PacWest Bancorp	18,005
1,498	People’s United Financial, Inc.	21,616
Shares	Description	Value

	Banks (Continued)
429	Pinnacle Financial Partners, Inc.	$19,777
503	Popular, Inc.	23,752
370	Prosperity Bancshares, Inc.	23,051
223	Signature Bank	22,927
314	South State Corp.	18,824
1,172	Sterling Bancorp	19,350
563	Synovus Financial Corp.	18,010
1,077	TCF Financial Corp.	20,991
362	UMB Financial Corp.	22,071
1,233	Umpqua Holdings Corp.	19,605
709	United Bankshares, Inc.	22,057
2,292	Valley National Bancorp	20,353
437	Webster Financial Corp.	21,540
302	Wintrust Financial Corp.	20,080
		916,170
	Building Products – 1.6%
403	Allegion PLC	32,123
685	AO Smith Corp.	29,249
698	Fortune Brands Home & Security, Inc.	26,517
167	Lennox International, Inc.	36,550
673	Owens Corning	29,599
504	Simpson Manufacturing Co., Inc.	27,281
		181,319
	Capital Markets – 2.5%
189	Affiliated Managers Group, Inc.	18,416
3,392	BGC Partners, Inc., Class A	17,537
491	Eaton Vance Corp.	17,273
256	Evercore, Inc., Class A	18,319
173	FactSet Research Systems, Inc.	34,622
536	Lazard Ltd., Class A	19,784
821	Legg Mason, Inc.	20,944
398	LPL Financial Holdings, Inc.	24,310
144	MarketAxess Holdings, Inc.	30,429
308	Morningstar, Inc.	33,831
422	SEI Investments Co.	19,496
500	Stifel Financial Corp.	20,710
		275,671
	Chemicals – 3.0%
355	Ashland Global Holdings, Inc.	25,191
267	Balchem Corp.	20,919
475	Cabot Corp.	20,397
760	Chemours (The) Co.	21,447
1,100	Huntsman Corp.	21,219
74	NewMarket Corp.	30,495
1,161	Olin Corp.	23,348
685	PolyOne Corp.	19,591
459	RPM International, Inc.	26,980
379	Scotts Miracle-Gro (The) Co.	23,293
392	Sensient Technologies Corp.	21,893
383	Trinseo S.A.	17,534
1,772	Valvoline, Inc.	34,288

See Notes to Portfolio of Investments

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals (Continued)
417	WR Grace & Co.	$27,067
		333,662
	Commercial Services & Supplies – 2.9%
3,891	ADT, Inc.	23,385
524	Brink’s (The) Co.	33,876
4,307	Healthcare Services Group, Inc.	173,055
647	KAR Auction Services, Inc.	30,875
343	MSA Safety, Inc.	32,335
535	Tetra Tech, Inc.	27,697
		321,223
	Communications Equipment – 0.8%
3,252	Juniper Networks, Inc.	87,511
	Construction & Engineering – 0.7%
486	EMCOR Group, Inc.	29,009
632	Fluor Corp.	20,350
265	Valmont Industries, Inc.	29,402
		78,761
	Construction Materials – 0.2%
429	Eagle Materials, Inc.	26,182
	Consumer Finance – 0.5%
314	FirstCash, Inc.	22,718
1,913	Navient Corp.	16,854
1,280	Santander Consumer USA Holdings, Inc.	22,515
		62,087
	Containers & Packaging – 1.4%
339	AptarGroup, Inc.	31,890
2,608	Graphic Packaging Holding Co.	27,749
910	Sealed Air Corp.	31,704
1,314	Silgan Holdings, Inc.	31,037
658	Sonoco Products Co.	34,959
		157,339
	Distributors – 0.3%
228	Pool Corp.	33,892
	Diversified Consumer Services – 0.6%
1,500	H&R Block, Inc.	38,055
874	Service Corp. International	35,187
		73,242
	Diversified Financial Services – 0.4%
1,736	Jefferies Financial Group, Inc.	30,137
516	Voya Financial, Inc.	20,712
		50,849
Shares	Description	Value

	Electric Utilities – 1.8%
318	ALLETE, Inc.	$24,238
673	Hawaiian Electric Industries, Inc.	24,645
240	IDACORP, Inc.	22,334
1,404	OGE Energy Corp.	55,023
301	Pinnacle West Capital Corp.	25,645
605	PNM Resources, Inc.	24,860
523	Portland General Electric Co.	23,980
		200,725
	Electrical Equipment – 1.0%
232	Acuity Brands, Inc.	26,668
419	EnerSys	32,519
275	Hubbell, Inc.	27,319
443	Regal Beloit Corp.	31,032
		117,538
	Electronic Equipment, Instruments & Components – 3.3%
816	Avnet, Inc.	29,457
2,024	AVX Corp.	30,866
655	Cognex Corp.	25,329
552	Dolby Laboratories, Inc., Class A	34,135
594	FLIR Systems, Inc.	25,863
1,349	Jabil, Inc.	33,442
185	Littelfuse, Inc.	31,724
756	National Instruments Corp.	34,307
1,151	SYNNEX Corp.	93,047
1,796	Vishay Intertechnology, Inc.	32,346
		370,516
	Energy Equipment & Services – 1.1%
440	Core Laboratories N.V.	26,250
741	Helmerich & Payne, Inc.	35,524
2,980	Patterson-UTI Energy, Inc.	30,843
3,309	RPC, Inc.	32,660
		125,277
	Entertainment – 0.6%
961	Cinemark Holdings, Inc.	34,404
399	World Wrestling Entertainment, Inc., Class A	29,813
		64,217
	Food & Staples Retailing – 0.3%
299	Casey’s General Stores, Inc.	38,314
	Food Products – 1.0%
2,042	Flowers Foods, Inc.	37,716
363	Ingredion, Inc.	33,178
255	Lancaster Colony Corp.	45,099
		115,993
	Gas Utilities – 1.4%
425	National Fuel Gas Co.	21,752

See Notes to Portfolio of Investments

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Gas Utilities (Continued)
517	New Jersey Resources Corp.	$23,611
291	ONE Gas, Inc.	23,164
676	South Jersey Industries, Inc.	18,793
303	Southwest Gas Holdings, Inc.	23,179
324	Spire, Inc.	24,002
432	UGI Corp.	23,047
		157,548
	Health Care Equipment & Supplies – 4.0%
1,900	Cantel Medical Corp.	141,455
1,853	Hill-Rom Holdings, Inc.	164,083
1,417	West Pharmaceutical Services, Inc.	138,909
		444,447
	Health Care Providers & Services – 1.5%
121	Chemed Corp.	34,277
2,244	Encompass Health Corp.	138,455
		172,732
	Hotels, Restaurants & Leisure – 3.4%
1,141	Boyd Gaming Corp.	23,710
464	Choice Hotels International, Inc.	33,213
139	Churchill Downs, Inc.	33,908
263	Cracker Barrel Old Country Store, Inc.	42,043
524	Dunkin’ Brands Group, Inc.	33,599
485	Hyatt Hotels Corp., Class A	32,786
347	Marriott Vacations Worldwide Corp.	24,467
553	Six Flags Entertainment Corp.	30,763
557	Texas Roadhouse, Inc.	33,253
2,254	Wendy’s (The) Co.	35,185
891	Wyndham Destinations, Inc.	31,934
695	Wyndham Hotels & Resorts, Inc.	31,532
		386,393
	Household Durables – 1.3%
870	Leggett & Platt, Inc.	31,181
1,539	PulteGroup, Inc.	39,999
1,154	Toll Brothers, Inc.	38,001
321	Whirlpool Corp.	34,305
		143,486
	Household Products – 0.4%
650	Energizer Holdings, Inc.	29,348
345	Spectrum Brands Holdings, Inc.	14,576
		43,924
	Independent Power and Renewable Electricity Producers – 0.2%
1,703	AES Corp.	24,625
Shares	Description	Value

	Industrial Conglomerates – 0.3%
300	Carlisle Cos., Inc.	$30,156
	Insurance – 4.5%
729	American Equity Investment Life Holding Co.	20,368
198	American National Insurance Co.	25,194
239	Assurant, Inc.	21,376
607	Assured Guaranty Ltd.	23,236
447	Axis Capital Holdings Ltd.	23,083
872	Brown & Brown, Inc.	24,032
1,215	CNO Financial Group, Inc.	18,079
201	Erie Indemnity Co., Class A	26,795
112	Everest Re Group Ltd.	24,389
497	First American Financial Corp.	22,186
209	Hanover Insurance Group (The), Inc.	24,405
319	Kemper Corp.	21,175
956	National General Holdings Corp.	23,145
1,146	Old Republic International Corp.	23,573
214	Primerica, Inc.	20,910
177	Reinsurance Group of America, Inc.	24,821
192	RenaissanceRe Holdings Ltd.	25,670
332	RLI Corp.	22,905
404	Selective Insurance Group, Inc.	24,620
660	Unum Group	19,391
27	White Mountains Insurance Group Ltd.	23,158
323	WR Berkley Corp.	23,873
		506,384
	IT Services – 2.7%
736	Booz Allen Hamilton Holding Corp.	33,171
1,194	Genpact Ltd.	32,226
562	MAXIMUS, Inc.	36,581
3,789	Perspecta, Inc.	65,247
1,481	Sabre Corp.	32,049
1,209	Science Applications International Corp.	77,013
1,346	Western Union (The) Co.	22,963
		299,250
	Leisure Products – 0.7%
569	Brunswick Corp.	26,430
2,428	Mattel, Inc. (a)	24,256
379	Polaris Industries, Inc.	29,062
		79,748
	Life Sciences Tools & Services – 2.8%
857	Bio-Techne Corp.	124,025
5,230	Bruker Corp.	155,697
376	PerkinElmer, Inc.	29,535
		309,257

See Notes to Portfolio of Investments

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery – 5.2%
601	AGCO Corp.	$33,458
703	Allison Transmission Holdings, Inc.	30,869
514	Barnes Group, Inc.	27,561
373	Crane Co.	26,923
627	Donaldson Co., Inc.	27,206
668	Flowserve Corp.	25,397
789	Graco, Inc.	33,020
739	Hillenbrand, Inc.	28,030
596	ITT, Inc.	28,769
306	John Bean Technologies Corp.	21,974
839	Kennametal, Inc.	27,922
391	Lincoln Electric Holdings, Inc.	30,830
263	Nordson Corp.	31,389
513	Oshkosh Corp.	31,452
208	Snap-on, Inc.	30,220
920	Terex Corp.	25,364
733	Timken (The) Co.	27,356
609	Toro (The) Co.	34,031
1,385	Trinity Industries, Inc.	28,517
452	Woodward, Inc.	33,579
		583,867
	Media – 1.9%
44	Cable One, Inc.	36,084
1,689	Interpublic Group of (The) Cos., Inc.	34,844
637	John Wiley & Sons, Inc., Class A	29,920
1,669	New York Times (The) Co., Class A	37,202
2,928	News Corp., Class A	33,233
475	Nexstar Media Group, Inc., Class A	37,354
		208,637
	Metals & Mining – 0.7%
349	Reliance Steel & Aluminum Co.	24,838
387	Royal Gold, Inc.	33,147
983	United States Steel Corp.	17,930
		75,915
	Multiline Retail – 0.3%
646	Nordstrom, Inc.	30,110
	Multi-Utilities – 1.0%
411	Black Hills Corp.	25,803
1,422	MDU Resources Group, Inc.	33,900
957	NiSource, Inc.	24,260
407	NorthWestern Corp.	24,192
		108,155
	Oil, Gas & Consumable Fuels – 2.4%
549	Cimarex Energy Co.	33,846
1,268	CVR Energy, Inc.	43,721
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
1,202	Delek US Holdings, Inc.	$39,077
1,529	Murphy Oil Corp.	35,763
1,022	PBF Energy, Inc., Class A	33,389
836	Peabody Energy Corp.	25,481
3,001	Range Resources Corp.	28,720
1,617	SM Energy Co.	25,031
		265,028
	Paper & Forest Products – 0.4%
574	Domtar Corp.	20,165
1,379	Louisiana-Pacific Corp.	30,641
		50,806
	Personal Products – 0.2%
462	Nu Skin Enterprises, Inc., Class A	28,334
	Professional Services – 1.0%
311	Insperity, Inc.	29,035
742	Korn Ferry	29,338
425	ManpowerGroup, Inc.	27,540
519	Robert Half International, Inc.	29,687
		115,600
	Real Estate Management & Development – 0.4%
178	Jones Lang LaSalle, Inc.	22,535
1,199	Kennedy-Wilson Holdings, Inc.	21,786
		44,321
	Road & Rail – 0.7%
1,060	Knight-Swift Transportation Holdings, Inc.	26,574
301	Landstar System, Inc.	28,797
500	Ryder System, Inc.	24,075
		79,446
	Semiconductors & Semiconductor Equipment – 5.1%
945	Cabot Microelectronics, Corp.	90,106
6,726	Cypress Semiconductor Corp.	85,555
3,366	Entegris, Inc.	93,894
1,216	MKS Instruments, Inc.	78,566
776	Monolithic Power Systems, Inc.	90,210
2,635	Teradyne, Inc.	82,686
310	Universal Display Corp.	29,007
832	Versum Materials, Inc.	23,063
		573,087
	Software – 3.4%
960	Blackbaud, Inc.	60,384
1,558	CDK Global, Inc.	74,597
1,176	j2 Global, Inc.	81,591
1,094	LogMeIn, Inc.	89,238

See Notes to Portfolio of Investments

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
1,557	Pegasystems, Inc.	$74,471
		380,281
	Specialty Retail – 2.2%
709	Aaron’s, Inc.	29,813
1,556	American Eagle Outfitters, Inc.	30,077
758	Foot Locker, Inc.	40,326
1,275	L Brands, Inc.	32,729
815	Penske Automotive Group, Inc.	32,861
589	Signet Jewelers Ltd.	18,713
425	Tractor Supply Co.	35,462
588	Williams-Sonoma, Inc.	29,665
		249,646
	Technology Hardware, Storage & Peripherals – 0.2%
1,354	Xerox Corp.	26,755
	Textiles, Apparel & Luxury Goods – 1.6%
387	Carter’s, Inc.	31,587
410	Columbia Sportswear Co.	34,477
2,068	Hanesbrands, Inc.	25,912
277	Ralph Lauren Corp.	28,658
1,081	Steven Madden Ltd.	32,711
976	Wolverine World Wide, Inc.	31,125
		184,470
	Thrifts & Mortgage Finance – 0.4%
2,474	New York Community Bancorp, Inc.	23,280
1,247	Radian Group, Inc.	20,401
		43,681
	Trading Companies & Distributors – 1.0%
796	Air Lease Corp.	24,047
422	GATX Corp.	29,882
415	MSC Industrial Direct Co., Inc., Class A	31,922
205	Watsco, Inc.	28,523
		114,374
	Transportation Infrastructure – 0.3%
792	Macquarie Infrastructure Corp.	28,956
	Water Utilities – 0.2%
646	Aqua America, Inc.	22,087
	Total Common Stocks	9,780,748
	(Cost $11,505,244)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS – 12.6%
	Equity Real Estate Investment Trusts – 11.4%
623	American Campus Communities, Inc.	$25,786
1,172	American Homes 4 Rent, Class A	23,264
1,025	Americold Realty Trust	26,178
581	Apartment Investment & Management Co., Class A	25,494
1,474	Apple Hospitality REIT, Inc.	21,019
1,640	Brandywine Realty Trust	21,107
1,465	Brixmor Property Group, Inc.	21,521
274	Camden Property Trust	24,126
1,054	CoreCivic, Inc.	18,793
232	CoreSite Realty Corp.	20,237
864	Corporate Office Properties Trust	18,170
2,886	Cousins Properties, Inc.	22,799
899	CubeSmart	25,792
407	CyrusOne, Inc.	21,522
680	Douglas Emmett, Inc.	23,208
268	EastGroup Properties, Inc.	24,584
375	EPR Properties	24,011
267	Equity LifeStyle Properties, Inc.	25,934
203	Federal Realty Investment Trust	23,962
817	First Industrial Realty Trust, Inc.	23,579
731	Gaming and Leisure Properties, Inc.	23,619
1,025	GEO Group (The), Inc.	20,193
877	Healthcare Realty Trust, Inc.	24,942
962	Healthcare Trust of America, Inc., Class A	24,348
543	Highwoods Properties, Inc.	21,009
894	Hospitality Properties Trust	21,349
784	Hudson Pacific Properties, Inc.	22,783
700	JBG SMITH Properties	24,367
358	Kilroy Realty Corp.	22,511
1,532	Kimco Realty Corp.	22,444
331	Lamar Advertising Co., Class A	22,899
607	Liberty Property Trust	25,421
271	Life Storage, Inc.	25,200
466	Macerich (The) Co.	20,168
1,721	Medical Properties Trust, Inc.	27,674
339	National Health Investors, Inc.	25,608
572	National Retail Properties, Inc.	27,748
783	Omega Healthcare Investors, Inc.	27,522
1,292	Outfront Media, Inc.	23,411
626	PotlatchDeltic Corp.	19,807
202	PS Business Parks, Inc.	26,462
759	Rayonier, Inc.	21,017
1,170	RLJ Lodging Trust	19,188
299	Ryman Hospitality Properties, Inc.	19,940
1,115	Sabra Health Care REIT, Inc.	18,375
1,468	Senior Housing Properties Trust	17,205
264	SL Green Realty Corp.	20,877
639	Spirit Realty Capital, Inc.	22,525

See Notes to Portfolio of Investments

Mid Cap US Equity Select ETF (RNMC)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
254	Sun Communities, Inc.	$25,834
1,576	Sunstone Hotel Investors, Inc.	20,504
431	Taubman Centers, Inc.	19,606
1,273	Uniti Group, Inc.	19,821
3,534	VEREIT, Inc.	25,268
1,187	VICI Properties, Inc.	22,292
866	Weingarten Realty Investors	21,485
399	WP Carey, Inc.	26,071
		1,280,579
	Mortgage Real Estate Investment Trusts – 1.2%
1,377	AGNC Investment Corp.	24,153
769	Blackstone Mortgage Trust, Inc., Class A	24,500
1,415	Chimera Investment Corp.	25,215
3,490	MFA Financial, Inc.	23,313
1,447	New Residential Investment Corp.	20,562
1,192	Starwood Property Trust, Inc.	23,494
		141,237
	Total Real Estate Investment Trusts	1,421,816
	(Cost $1,556,974)
	Total Investments – 99.7%	11,202,564
	(Cost $13,062,218) (b)
	Net Other Assets and Liabilities – 0.3%	30,828
	Net Assets – 100.0%	$11,233,392

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $94,523 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,954,177. The net unrealized depreciation was $1,859,654.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 9,780,748	$ 9,780,748	$ —	$ —
Real Estate Investment Trusts*	1,421,816	1,421,816	—	—
Total Investments	$ 11,202,564	$ 11,202,564	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 90.0%
	Aerospace & Defense – 0.9%
315	AAR Corp.	$11,762
207	Cubic Corp.	11,124
175	Moog, Inc., Class A	13,559
647	Triumph Group, Inc.	7,441
		43,886
	Air Freight & Logistics – 0.2%
210	Forward Air Corp.	11,519
	Airlines – 0.5%
117	Allegiant Travel Co.	11,726
370	Hawaiian Holdings, Inc.	9,771
		21,497
	Auto Components – 1.0%
445	Cooper Tire & Rubber Co.	14,387
152	LCI Industries	10,153
256	Standard Motor Products, Inc.	12,398
299	Tenneco, Inc., Class A	8,190
		45,128
	Automobiles – 0.2%
380	Winnebago Industries, Inc.	9,200
	Banks – 7.7%
186	1st Source Corp.	7,503
215	Ameris Bancorp	6,809
164	BancFirst Corp.	8,184
158	Banner Corp.	8,450
241	Berkshire Hills Bancorp, Inc.	6,500
720	Boston Private Financial Holdings, Inc.	7,610
587	Brookline Bancorp, Inc.	8,112
350	CenterState Bank Corp.	7,364
128	City Holding Co.	8,651
439	CVB Financial Corp.	8,881
185	Enterprise Financial Services Corp.	6,961
250	FB Financial Corp.	8,755
242	First Bancorp	7,904
316	First Busey Corp.	7,755
609	First Commonwealth Financial Corp.	7,357
219	First Interstate BancSystem, Inc., Class A	8,007
218	First Merchants Corp.	7,471
369	First Midwest Bancorp, Inc.	7,310
232	Great Western Bancorp, Inc.	7,250
169	Heartland Financial USA, Inc.	7,427
280	Heritage Financial Corp.	8,322
487	Hilltop Holdings, Inc.	8,683
607	Hope Bancorp, Inc.	7,199
119	Independent Bank Corp.	8,367
148	Independent Bank Group, Inc.	6,774
211	Lakeland Financial Corp.	8,474
Shares	Description	Value

	Banks (Continued)
230	LegacyTexas Financial Group, Inc.	$7,381
366	Live Oak Bancshares, Inc.	5,420
261	National Bank Holdings Corp., Class A	8,057
256	NBT Bancorp, Inc.	8,855
359	Opus Bank	7,033
93	Park National Corp.	7,900
238	Renasant Corp.	7,183
226	S&T Bancorp, Inc.	8,552
250	Sandy Spring Bancorp, Inc.	7,835
251	ServisFirst Bancshares, Inc.	7,999
333	Simmons First National Corp., Class A	8,035
282	Southside Bancshares, Inc.	8,953
121	Tompkins Financial Corp.	9,076
318	Towne Bank	7,616
254	TriCo Bancshares	8,583
291	Trustmark Corp.	8,273
255	Union Bankshares Corp.	7,199
352	United Community Banks, Inc.	7,554
220	WesBanco, Inc.	8,072
163	Westamerica Bancorporation	9,076
		360,732
	Beverages – 0.5%
69	Coca-Cola Bottling Co. Consolidated	12,239
159	MGP Ingredients, Inc.	9,071
		21,310
	Building Products – 1.0%
399	AAON, Inc.	13,989
488	Advanced Drainage Systems, Inc.	11,834
365	Apogee Enterprises, Inc.	10,895
427	Universal Forest Products, Inc.	11,085
		47,803
	Capital Markets – 2.0%
303	Artisan Partners Asset Management, Inc., Class A	6,699
258	Cohen & Steers, Inc.	8,855
407	Federated Investors, Inc., Class B	10,806
221	Hamilton Lane, Inc., Class A	8,177
218	Houlihan Lokey, Inc.	8,022
179	Moelis & Co., Class A	6,154
128	Piper Jaffray Cos.	8,428
187	PJT Partners, Inc., Class A	7,248
480	Virtu Financial, Inc., Class A	12,365
464	Waddell & Reed Financial, Inc., Class A	8,389
1,159	WisdomTree Investments, Inc.	7,707
		92,850

See Notes to Portfolio of Investments

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals – 1.6%
113	Chase Corp.	$11,306
262	HB Fuller Co.	11,179
176	Innospec, Inc.	10,870
832	Kronos Worldwide, Inc.	9,585
200	Minerals Technologies, Inc.	10,268
67	Quaker Chemical Corp.	11,906
155	Stepan Co.	11,470
		76,584
	Commercial Services & Supplies – 4.9%
468	ABM Industries, Inc.	15,027
1,117	ACCO Brands Corp.	7,573
345	Brady Corp., Class A	14,994
928	Covanta Holding Corp.	12,454
265	Deluxe Corp.	10,187
328	Herman Miller, Inc.	9,922
285	HNI Corp.	10,097
540	Interface, Inc.	7,695
537	Knoll, Inc.	8,850
296	Matthews International Corp., Class A	12,023
277	McGrath Rent Corp.	14,260
344	Mobile Mini, Inc.	10,922
242	Multi-Color Corp.	8,492
6,757	Pitney Bowes, Inc.	39,934
682	Steelcase, Inc., Class A	10,114
87	UniFirst Corp.	12,447
205	US Ecology, Inc.	12,911
255	Viad Corp.	12,773
		230,675
	Communications Equipment – 1.4%
598	InterDigital, Inc.	39,725
793	Plantronics, Inc.	26,248
		65,973
	Construction & Engineering – 1.0%
267	Comfort Systems USA, Inc.	11,663
330	Granite Construction, Inc.	13,292
715	KBR, Inc.	10,854
608	Primoris Services Corp.	11,631
		47,440
	Consumer Finance – 0.2%
172	Nelnet, Inc., Class A	9,003
	Containers & Packaging – 0.2%
281	Greif, Inc., Class A	10,428
	Distributors – 0.2%
437	Core-Mark Holding Co., Inc.	10,160
Shares	Description	Value

	Diversified Consumer Services – 0.6%
26	Graham Holdings Co., Class B	$16,655
108	Strategic Education, Inc.	12,249
		28,904
	Diversified Telecommunication Services – 1.3%
281	ATN International, Inc.	20,100
857	Cogent Communications Holdings, Inc.	38,745
		58,845
	Electric Utilities – 0.8%
196	El Paso Electric Co.	9,825
175	MGE Energy, Inc.	10,493
315	Otter Tail Corp.	15,637
		35,955
	Electrical Equipment – 0.6%
299	AZZ, Inc.	12,068
301	Encore Wire Corp.	15,104
		27,172
	Electronic Equipment, Instruments & Components – 1.2%
285	Badger Meter, Inc.	14,025
211	Belden, Inc.	8,813
645	Benchmark Electronics, Inc.	13,661
440	CTS Corp.	11,392
417	Methode Electronics, Inc.	9,712
		57,603
	Energy Equipment & Services – 2.7%
3,480	Archrock, Inc.	26,065
4,891	Frank’s International N.V. (a)	25,531
1,968	Liberty Oilfield Services, Inc.	25,486
1,459	Mammoth Energy Services, Inc.	26,233
6,892	Nabors Industries Ltd.	13,784
718	US Silica Holdings, Inc.	7,309
		124,408
	Food & Staples Retailing – 0.6%
183	PriceSmart, Inc.	10,815
342	Weis Markets, Inc.	16,341
		27,156
	Food Products – 1.8%
459	B&G Foods, Inc.	13,270
130	Calavo Growers, Inc.	9,485
261	Cal-Maine Foods, Inc.	11,040
372	Fresh Del Monte Produce, Inc.	10,517
83	J&J Snack Foods Corp.	12,001
122	Sanderson Farms, Inc.	12,113

See Notes to Portfolio of Investments

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
431	Tootsie Roll Industries, Inc.	$14,395
		82,821
	Gas Utilities – 0.4%
133	Chesapeake Utilities Corp.	10,813
167	Northwest Natural Holding Co.	10,097
		20,910
	Health Care Equipment & Supplies – 4.5%
160	Atrion Corp.	118,573
1,407	CONMED Corp.	90,329
		208,902
	Health Care Providers & Services – 9.8%
2,939	Ensign Group (The), Inc.	114,004
1,479	National HealthCare Corp.	116,028
6,746	Owens & Minor, Inc.	42,702
4,558	Patterson Cos., Inc.	89,610
940	US Physical Therapy, Inc.	96,209
		458,553
	Hotels, Restaurants & Leisure – 2.7%
206	BJ’s Restaurants, Inc.	10,417
750	Bloomin’ Brands, Inc.	13,417
318	Brinker International, Inc.	13,986
277	Cheesecake Factory (The), Inc.	12,052
183	Dine Brands Global, Inc.	12,323
339	International Speedway Corp., Class A	14,869
177	Jack in the Box, Inc.	13,740
290	Papa John’s International, Inc.	11,545
557	Red Rock Resorts, Inc., Class A	11,313
219	Wingstop, Inc.	14,058
		127,720
	Household Durables – 1.0%
527	KB Home	10,066
399	La-Z-Boy, Inc.	11,056
426	MDC Holdings, Inc.	11,975
377	Tupperware Brands Corp.	11,902
		44,999
	Household Products – 0.3%
73	WD-40 Co.	13,378
	Independent Power and Renewable Electricity Producers – 1.1%
207	Ormat Technologies, Inc.	10,826
2,137	Pattern Energy Group, Inc., Class A	39,791
		50,617
Shares	Description	Value

	Industrial Conglomerates – 0.2%
330	Raven Industries, Inc.	$11,943
	Insurance – 2.5%
159	AMERISAFE, Inc.	9,014
156	Argo Group International Holdings Ltd.	10,491
217	Employers Holdings, Inc.	9,107
130	FBL Financial Group, Inc., Class A	8,535
218	Horace Mann Educators Corp.	8,164
230	James River Group Holdings, Ltd.	8,404
154	Kinsale Capital Group, Inc.	8,556
196	Mercury General Corp.	10,135
31	National Western Life Group, Inc., Class A	9,322
209	ProAssurance Corp.	8,477
109	Safety Insurance Group, Inc.	8,917
193	United Fire Group, Inc.	10,702
203	Universal Insurance Holdings, Inc.	7,698
		117,522
	Internet & Direct Marketing Retail – 1.0%
340	Nutrisystem, Inc.	14,919
876	Shutterstock, Inc. (a)	31,545
		46,464
	IT Services – 3.5%
1,192	CSG Systems International, Inc.	37,870
626	EVERTEC, Inc.	17,966
238	ManTech International Corp., Class A	12,446
3,232	NIC, Inc.	40,335
3,137	Presidio, Inc.	40,938
582	TTEC Holdings, Inc.	16,628
		166,183
	Leisure Products – 0.4%
459	Acushnet Holdings Corp.	9,671
520	Callaway Golf Co.	7,956
		17,627
	Life Sciences Tools & Services – 1.8%
3,677	Luminex Corp.	84,975
	Machinery – 4.8%
541	Actuant Corp., Class A	11,356
165	Alamo Group, Inc.	12,758
190	Albany International Corp., Class A	11,862
365	Altra Industrial Motion Corp.	9,180
299	Astec Industries, Inc.	9,027
344	Douglas Dynamics, Inc.	12,346

See Notes to Portfolio of Investments

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
207	EnPro Industries, Inc.	$12,441
222	ESCO Technologies, Inc.	14,641
563	Federal Signal Corp.	11,204
319	Franklin Electric Co., Inc.	13,679
251	Greenbrier (The) Cos., Inc.	9,924
140	Kadant, Inc.	11,404
521	Mueller Industries, Inc.	12,170
1,311	Mueller Water Products, Inc., Class A	11,930
962	REV Group, Inc.	7,225
145	Standex International Corp.	9,741
275	Sun Hydraulics Corp.	9,127
199	Tennant Co.	10,370
828	Wabash National Corp.	10,830
182	Watts Water Technologies, Inc., Class A	11,744
		222,959
	Marine – 0.3%
381	Matson, Inc.	12,200
	Media – 2.1%
902	Emerald Expositions Events, Inc.	11,131
1,879	Entercom Communications Corp., Class A	10,729
1,483	Gannett Co., Inc.	12,650
291	Meredith Corp.	15,114
946	New Media Investment Group, Inc.	10,945
318	Scholastic Corp.	12,803
524	Sinclair Broadcast Group, Inc., Class A	13,802
1,241	TEGNA, Inc.	13,490
		100,664
	Metals & Mining – 1.8%
229	Carpenter Technology Corp.	8,155
659	Commercial Metals Co.	10,557
201	Compass Minerals International, Inc.	8,380
4,849	Hecla Mining Co.	11,444
124	Kaiser Aluminum Corp.	11,072
249	Materion Corp.	11,202
500	Warrior Met Coal, Inc.	12,055
312	Worthington Industries, Inc.	10,870
		83,735
	Multiline Retail – 0.5%
355	Big Lots, Inc.	10,267
194	Dillard’s, Inc., Class A	11,700
		21,967
	Oil, Gas & Consumable Fuels – 1.1%
151	Arch Coal, Inc., Class A	12,532
1,926	SemGroup Corp., Class A	26,540
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
545	World Fuel Services Corp.	$11,668
		50,740
	Paper & Forest Products – 0.6%
410	Boise Cascade Co.	9,779
157	Neenah, Inc.	9,250
329	Schweitzer-Mauduit International, Inc.	8,241
		27,270
	Personal Products – 0.4%
195	Inter Parfums, Inc.	12,786
57	Medifast, Inc.	7,126
		19,912
	Professional Services – 0.6%
281	Exponent, Inc.	14,250
200	ICF International, Inc.	12,956
		27,206
	Real Estate Management & Development – 0.3%
476	Realogy Holdings Corp.	6,988
106	RMR Group (The), Inc., Class A	5,626
		12,614
	Road & Rail – 1.3%
311	ArcBest Corp.	10,655
765	Heartland Express, Inc.	13,999
717	Marten Transport Ltd.	11,608
604	Schneider National, Inc., Class B	11,277
427	Werner Enterprises, Inc.	12,614
		60,153
	Semiconductors & Semiconductor Equipment – 1.7%
1,366	Brooks Automation, Inc.	35,762
757	Power Integrations, Inc.	46,162
		81,924
	Software – 2.3%
604	Ebix, Inc.	25,706
1,356	Progress Software Corp.	48,125
3,842	TiVo Corp.	36,153
		109,984
	Specialty Retail – 3.7%
703	Abercrombie & Fitch Co., Class A	14,095
990	Bed Bath & Beyond, Inc.	11,207
644	Buckle (The), Inc.	12,455
414	Caleres, Inc.	11,522
1,712	Chico’s FAS, Inc.	9,621
116	Children’s Place (The), Inc.	10,450

See Notes to Portfolio of Investments

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail (Continued)
418	Dick’s Sporting Goods, Inc.	$13,041
438	DSW, Inc., Class A	10,819
972	GameStop Corp., Class A	12,267
229	Group 1 Automotive, Inc.	12,073
657	Guess?, Inc.	13,646
182	Lithia Motors, Inc., Class A	13,892
213	Monro, Inc.	14,644
4,625	Office Depot, Inc.	11,932
		171,664
	Textiles, Apparel & Luxury Goods – 0.2%
140	Oxford Industries, Inc.	9,946
	Thrifts & Mortgage Finance – 1.5%
771	Capitol Federal Financial, Inc.	9,846
708	Kearny Financial Corp.	9,077
567	Northwest Bancshares, Inc.	9,605
360	OceanFirst Financial Corp.	8,104
400	Provident Financial Services, Inc.	9,652
185	Walker & Dunlop, Inc.	8,001
306	Washington Federal, Inc.	8,173
208	WSFS Financial Corp.	7,885
		70,343
	Tobacco – 0.4%
194	Universal Corp.	10,505
914	Vector Group Ltd.	8,893
		19,398
	Trading Companies & Distributors – 2.4%
689	Aircastle, Ltd.	11,878
193	Applied Industrial Technologies, Inc.	10,411
400	H&E Equipment Services, Inc.	8,168
226	Kaman Corp.	12,676
378	Rush Enterprises, Inc., Class A	13,034
1,825	Systemax, Inc.	43,599
453	Triton International Ltd.	14,075
		113,841
	Water Utilities – 0.7%
183	American States Water Co.	12,268
261	California Water Service Group	12,439
183	SJW Group	10,179
		34,886
	Wireless Telecommunication Services – 1.0%
536	Shenandoah Telecommunications Co.	23,718
Shares	Description	Value

	Wireless Telecommunication Services (Continued)
682	Telephone & Data Systems, Inc.	$22,192
		45,910
	Total Common Stocks	4,214,161
	(Cost $4,924,566)
REAL ESTATE INVESTMENT TRUSTS – 9.6%
	Equity Real Estate Investment Trusts – 8.1%
350	Acadia Realty Trust	8,316
185	Agree Realty Corp.	10,937
432	Alexander & Baldwin, Inc. (a)	7,940
29	Alexander’s, Inc.	8,837
263	American Assets Trust, Inc.	10,565
555	CareTrust REIT, Inc.	10,245
306	Chesapeake Lodging Trust	7,451
416	Columbia Property Trust, Inc.	8,050
763	CorePoint Lodging, Inc.	9,347
842	DiamondRock Hospitality Co.	7,645
507	Easterly Government Properties, Inc.	7,950
591	Empire State Realty Trust, Inc., Class A	8,410
578	Four Corners Property Trust, Inc.	15,144
343	Getty Realty Corp.	10,088
471	Global Net Lease, Inc.	8,299
870	Government Properties Income Trust (a)	5,977
457	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,706
427	Industrial Logistics Properties Trust	8,399
590	Kite Realty Group Trust	8,313
1,184	Lexington Realty Trust	9,721
222	LTC Properties, Inc.	9,253
461	Mack-Cali Realty Corp.	9,031
587	Monmouth Real Estate Investment Corp.	7,279
386	National Storage Affiliates Trust	10,214
270	Pebblebrook Hotel Trust	7,644
582	Physicians Realty Trust	9,329
519	Piedmont Office Realty Trust, Inc., Class A	8,844
230	QTS Realty Trust, Inc., Class A	8,521
526	Retail Opportunity Investments Corp.	8,353
806	Retail Properties of America, Inc.	8,745
307	Rexford Industrial Realty, Inc.	9,047
722	RPT Realty	8,628
175	Saul Centers, Inc.	8,264
207	Seritage Growth Properties	6,692
732	SITE Centers Corp.	8,103
357	STAG Industrial, Inc.	8,882
726	Summit Hotel Properties, Inc.	7,064

See Notes to Portfolio of Investments

Small Cap US Equity Select ETF (RNSC)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Equity Real Estate Investment Trusts (Continued)
429	Tanger Factory Outlet Centers, Inc.	$8,674
260	Terreno Realty Corp.	9,144
407	Tier REIT, Inc.	8,396
445	Urban Edge Properties	7,396
1,346	Washington Prime Group, Inc.	6,542
320	Washington Real Estate Investment Trust	7,360
415	Xenia Hotels & Resorts, Inc.	7,138
		378,883
	Mortgage Real Estate Investment Trusts – 1.5%
521	Apollo Commercial Real Estate Finance, Inc.	8,680
447	Colony Credit Real Estate, Inc.	7,058
621	Invesco Mortgage Capital, Inc.	8,992
487	KKR Real Estate Finance Trust, Inc.	9,326
580	Ladder Capital Corp.	8,973
486	PennyMac Mortgage Investment Trust	9,049
605	Redwood Trust, Inc.	9,117
657	Two Harbors Investment Corp.	8,436
		69,631
	Total Real Estate Investment Trusts	448,514
	(Cost $500,527)
COMMON STOCKS – BUSINESS DEVELOPMENT COMPANIES - 0.1%
	Capital Markets – 0.1%
587	TCG BDC, Inc.	7,279
	(Cost $9,345)
	Total Investments – 99.7%	4,669,954
	(Cost $5,434,438) (b)
	Net Other Assets and Liabilities – 0.3%	12,120
	Net Assets – 100.0%	$4,682,074

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $142,806 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $907,290. The net unrealized depreciation was $764,484.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,214,161	$ 4,214,161	$ —	$ —
Real Estate Investment Trusts*	448,514	448,514	—	—
Common Stocks - Business Development Companies*	7,279	7,279	—	—
Total Investments	$ 4,669,954	$ 4,669,954	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 87.7%
	Aerospace & Defense – 0.7%
121	Lockheed Martin Corp.	$31,683
	Air Freight & Logistics – 1.0%
473	United Parcel Service, Inc., Class B	46,132
	Automobiles – 0.9%
3,233	Ford Motor Co.	24,733
618	General Motors Co.	20,672
		45,405
	Banks – 2.4%
364	BB&T Corp.	15,768
356	Citizens Financial Group, Inc.	10,584
519	Fifth Third Bancorp	12,212
1,257	Huntington Bancshares, Inc.	14,983
753	KeyCorp	11,129
103	PNC Financial Services Group (The), Inc.	12,042
227	SunTrust Banks, Inc.	11,450
271	US Bancorp	12,385
345	Wells Fargo & Co.	15,898
		116,451
	Beverages – 1.4%
333	Coca-Cola (The) Co.	15,768
1,125	Keurig Dr Pepper, Inc.	28,845
200	Molson Coors Brewing Co., Class B	11,232
128	PepsiCo, Inc.	14,141
		69,986
	Biotechnology – 6.4%
1,500	AbbVie, Inc.	138,285
444	Amgen, Inc.	86,433
1,398	Gilead Sciences, Inc.	87,445
		312,163
	Building Products – 0.9%
1,537	Johnson Controls International PLC	45,572
	Capital Markets – 1.7%
94	Ameriprise Financial, Inc.	9,811
31	BlackRock, Inc.	12,177
592	Franklin Resources, Inc.	17,559
1,342	Invesco, Ltd.	22,465
545	KKR & Co., Inc., Class A	10,698
133	T Rowe Price Group, Inc.	12,279
		84,989
	Chemicals – 1.2%
95	Air Products & Chemicals, Inc.	15,205
228	DowDuPont, Inc.	12,193
152	Eastman Chemical Co.	11,113
Shares	Description	Value

	Chemicals (Continued)
231	LyondellBasell Industries N.V., Class A	$19,210
		57,721
	Communications Equipment – 1.6%
1,830	Cisco Systems, Inc.	79,294
	Containers & Packaging – 2.0%
489	International Paper Co.	19,736
427	Packaging Corp. of America	35,638
1,090	WestRock Co.	41,158
		96,532
	Distributors – 0.3%
132	Genuine Parts Co.	12,675
	Diversified Telecommunication Services – 2.0%
1,010	AT&T, Inc.	28,825
2,737	CenturyLink, Inc.	41,466
474	Verizon Communications, Inc.	26,648
		96,939
	Electric Utilities – 2.0%
136	Alliant Energy Corp.	5,746
92	American Electric Power Co., Inc.	6,876
105	Duke Energy Corp.	9,061
98	Edison International	5,563
101	Entergy Corp.	8,693
102	Evergy, Inc.	5,791
98	Eversource Energy	6,374
133	Exelon Corp.	5,998
194	FirstEnergy Corp.	7,285
29	NextEra Energy, Inc.	5,041
136	PG&E Corp. (a)	3,230
353	PPL Corp.	10,000
231	Southern (The) Co.	10,146
125	Xcel Energy, Inc.	6,159
		95,963
	Electrical Equipment – 1.6%
621	Eaton Corp. PLC	42,638
599	Emerson Electric Co.	35,790
		78,428
	Energy Equipment & Services – 0.3%
454	Schlumberger Ltd.	16,380
	Entertainment – 0.8%
1,465	Viacom, Inc., Class B	37,650
	Food Products – 2.4%
242	Archer-Daniels-Midland Co.	9,915
187	Bunge Ltd.	9,993

See Notes to Portfolio of Investments

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Food Products (Continued)
481	Campbell Soup Co.	$15,868
340	Conagra Brands, Inc.	7,262
490	General Mills, Inc.	19,081
119	Hershey (The) Co.	12,754
140	JM Smucker (The) Co.	13,089
205	Kellogg Co.	11,687
379	Kraft Heinz (The) Co.	16,312
		115,961
	Health Care Providers & Services – 2.1%
1,344	Cardinal Health, Inc.	59,942
674	CVS Health Corp.	44,161
		104,103
	Hotels, Restaurants & Leisure – 4.9%
975	Carnival Corp.	48,067
446	Darden Restaurants, Inc.	44,538
1,767	Las Vegas Sands Corp.	91,972
301	McDonald’s Corp.	53,449
		238,026
	Household Durables – 2.3%
1,480	Garmin Ltd.	93,714
1,029	Newell Brands, Inc.	19,129
		112,843
	Household Products – 1.1%
76	Clorox (The) Co.	11,715
169	Colgate-Palmolive Co.	10,059
142	Kimberly-Clark Corp.	16,179
187	Procter & Gamble (The) Co.	17,189
		55,142
	Industrial Conglomerates – 1.9%
214	3M Co.	40,776
6,818	General Electric Co.	51,612
		92,388
	Insurance – 2.6%
239	American Financial Group, Inc.	21,637
269	American International Group, Inc.	10,601
211	Cincinnati Financial Corp.	16,336
450	Fidelity National Financial, Inc.	14,148
447	MetLife, Inc.	18,354
356	Principal Financial Group, Inc.	15,724
200	Prudential Financial, Inc.	16,310
105	Travelers (The) Cos., Inc.	12,574
		125,684
	IT Services – 3.1%
938	International Business Machines Corp.	106,623
Shares	Description	Value

	IT Services (Continued)
708	Paychex, Inc.	$46,126
		152,749
	Leisure Products – 0.2%
102	Hasbro, Inc.	8,287
	Machinery – 1.8%
372	Cummins, Inc.	49,714
304	Illinois Tool Works, Inc.	38,514
		88,228
	Media – 1.6%
1,083	Omnicom Group, Inc.	79,319
	Metals & Mining – 0.3%
235	Nucor Corp.	12,175
	Multiline Retail – 3.7%
871	Kohl’s Corp.	57,782
2,613	Macy’s, Inc.	77,815
671	Target Corp.	44,347
		179,944
	Multi-Utilities – 1.2%
85	Ameren Corp.	5,544
268	Centerpoint Energy, Inc.	7,566
109	CMS Energy Corp.	5,412
91	Consolidated Edison, Inc.	6,958
123	Dominion Energy, Inc.	8,790
55	DTE Energy Co.	6,066
119	Public Service Enterprise Group, Inc.	6,194
50	Sempra Energy	5,409
91	WEC Energy Group, Inc.	6,303
		58,242
	Oil, Gas & Consumable Fuels – 4.8%
250	Chevron Corp.	27,198
370	Exxon Mobil Corp.	25,230
1,741	Kinder Morgan, Inc.	26,777
385	Occidental Petroleum Corp.	23,631
574	ONEOK, Inc.	30,967
199	Phillips 66	17,144
967	Targa Resources Corp.	34,831
202	Valero Energy Corp.	15,144
1,503	Williams (The) Cos., Inc.	33,141
		234,063
	Personal Products – 0.2%
1,461	Coty, Inc., Class A	9,584
	Pharmaceuticals – 8.0%
1,551	Bristol-Myers Squibb Co.	80,621
681	Johnson & Johnson	87,883
1,426	Merck & Co., Inc.	108,961
2,617	Pfizer, Inc.	114,232
		391,697

See Notes to Portfolio of Investments

US Equity Dividend Select ETF (RNDV)
Portfolio of Investments (Continued)
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment – 10.5%
360	Broadcom, Inc.	$91,541
1,831	Intel Corp.	85,929
905	KLA-Tencor Corp.	80,988
1,823	Maxim Integrated Products, Inc.	92,699
1,602	QUALCOMM, Inc.	91,170
752	Texas Instruments, Inc.	71,064
		513,391
	Specialty Retail – 1.3%
2,370	Gap (The), Inc.	61,051
	Technology Hardware, Storage & Peripherals – 4.7%
3,925	Seagate Technology PLC	151,466
2,038	Western Digital Corp.	75,345
		226,811
	Textiles, Apparel & Luxury Goods – 0.2%
246	Tapestry, Inc.	8,302
	Tobacco – 0.8%
362	Altria Group, Inc.	17,879
306	Philip Morris International, Inc.	20,429
		38,308
	Trading Companies & Distributors – 0.8%
785	Fastenal Co.	41,048
	Total Common Stocks	4,271,309
	(Cost $4,958,767)
REAL ESTATE INVESTMENT TRUSTS – 11.9%
	Equity Real Estate Investment Trusts – 10.5%
138	Alexandria Real Estate Equities, Inc.	15,903
106	AvalonBay Communities, Inc.	18,449
132	Boston Properties, Inc.	14,857
202	Crown Castle International Corp.	21,943
186	Digital Realty Trust, Inc.	19,818
592	Duke Realty Corp.	15,333
288	Equity Residential	19,011
72	Essex Property Trust, Inc.	17,655
260	Extra Space Storage, Inc.	23,525
1,272	HCP, Inc.	35,527
1,070	Host Hotels & Resorts, Inc.	17,837
1,174	Iron Mountain, Inc.	38,049
219	Mid-America Apartment Communities, Inc.	20,958
244	Prologis, Inc.	14,328
117	Public Storage	23,682
481	Realty Income Corp.	30,322
313	Regency Centers Corp.	18,367
Shares	Description	Value

	Equity Real Estate Investment Trusts (Continued)
148	Simon Property Group, Inc.	$24,863
465	UDR, Inc.	18,423
636	Ventas, Inc.	37,263
278	Vornado Realty Trust	17,244
501	Welltower, Inc.	34,775
743	Weyerhaeuser Co.	16,242
		514,374
	Mortgage Real Estate Investment Trusts – 1.4%
6,828	Annaly Capital Management, Inc.	67,051
	Total Real Estate Investment Trusts	581,425
	(Cost $626,696)
	Total Investments – 99.6%	4,852,734
	(Cost $5,585,463) (b)
	Net Other Assets and Liabilities – 0.4%	18,196
	Net Assets – 100.0%	$4,870,930

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $34,330 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $767,059. The net unrealized depreciation was $732,729.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,271,309	$ 4,271,309	$ —	$ —
Real Estate Investment Trusts*	581,425	581,425	—	—
Total Investments	$ 4,852,734	$ 4,852,734	$—	$—

*	See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Exchange-Traded Fund VI
December 31, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty exchange-traded funds that are offering shares. This report covers the six funds listed below (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust.
Developed International Equity Select ETF - (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “RNDM”)
Emerging Markets Equity Select ETF - (Nasdaq ticker “RNEM”)
Large Cap US Equity Select ETF - (Nasdaq ticker “RNLC”)
Mid Cap US Equity Select ETF - (Nasdaq ticker “RNMC”)
Small Cap US Equity Select ETF - (Nasdaq ticker “RNSC”)
US Equity Dividend Select ETF - (Nasdaq ticker “RNDV”)
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, real estate investment trusts, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2018 (Unaudited)
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund or exchange-traded fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of December 31, 2018, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2018 (Unaudited)
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.

Additional Information
First Trust Exchange-Traded Fund VI
December 31, 2018 (Unaudited)
Licensing Information
Riskalyze, Nasdaq Riskalyze Large Cap US Equity Select Index, Nasdaq Riskalyze Mid Cap US Equity Select Index, Nasdaq Riskalyze Small Cap US Equity Select Index, Nasdaq Riskalyze Equity Income Select Index, Nasdaq Riskalyze Developed Market Ex-US Equity Select Index, and Nasdaq Riskalyze Emerging Market Equity Select Index are trademarks of Riskalyze, Inc. (the “Licensor”) and have been licensed for use for certain purposes by First Trust. The Funds are based on the Licensor’s indices and are not sponsored, endorsed, sold or promoted by the Licensor and the Licensor makes no representation regarding the advisability of trading in such Funds.

First Trust Nasdaq Bank ETF (FTXO)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Banks – 98.0%
173,067	Bank of America Corp.	$4,264,371
118,035	Bank OZK	2,694,739
293,717	BB&T Corp.	12,723,820
49,366	Citigroup, Inc.	2,569,994
206,397	Citizens Financial Group, Inc.	6,136,183
40,396	Comerica, Inc.	2,774,801
31,879	Cullen/Frost Bankers, Inc.	2,803,439
59,572	East West Bancorp, Inc.	2,593,169
268,686	Fifth Third Bancorp	6,322,181
193,979	First Horizon National Corp.	2,552,764
43,611	First Republic Bank	3,789,796
1,028,703	Huntington Bancshares, Inc.	12,262,140
134,977	JPMorgan Chase & Co.	13,176,455
174,414	KeyCorp	2,577,839
44,397	M&T Bank Corp.	6,354,543
79,488	PacWest Bancorp	2,645,361
445,100	People’s United Financial, Inc.	6,422,793
107,649	PNC Financial Services Group (The), Inc.	12,585,244
335,955	Regions Financial Corp.	4,495,078
25,932	Signature Bank	2,666,069
165,738	Sterling Bancorp	2,736,334
119,706	SunTrust Banks, Inc.	6,037,971
12,559	SVB Financial Group (a)	2,385,205
84,596	Synovus Financial Corp.	2,706,226
53,611	Texas Capital Bancshares, Inc. (a)	2,738,986
275,587	US Bancorp	12,594,326
138,249	Wells Fargo & Co.	6,370,514
68,240	Western Alliance Bancorp (a)	2,694,798
104,800	Zions Bancorp N.A.	4,269,552
		154,944,691
	Thrifts & Mortgage Finance – 1.8%
308,996	New York Community Bancorp, Inc.	2,907,652
	Total Investments – 99.8%	157,852,343
	(Cost $200,722,729) (b)
	Net Other Assets and Liabilities – 0.2%	341,094
	Net Assets – 100.0%	$158,193,437

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $42,870,386. The net unrealized depreciation was $42,870,386.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 157,852,343	$ 157,852,343	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Nasdaq Food & Beverage ETF (FTXG)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 99.8%
	Beverages – 22.4%
482	Brown-Forman Corp., Class B	$22,933
1,579	Coca-Cola (The) Co.	74,766
117	Constellation Brands, Inc., Class A	18,816
551	Molson Coors Brewing Co., Class B	30,944
385	Monster Beverage Corp. (a)	18,950
326	PepsiCo, Inc.	36,016
		202,425
	Food & Staples Retailing – 2.4%
693	US Foods Holding Corp. (a)	21,926
	Food Products – 72.4%
1,730	Archer-Daniels-Midland Co.	70,878
403	Bunge Ltd.	21,536
587	Campbell Soup Co.	19,365
711	Conagra Brands, Inc.	15,187
544	General Mills, Inc.	21,183
1,111	Hain Celestial Group (The), Inc. (a)	17,621
368	Hershey (The) Co.	39,442
1,765	Hormel Foods Corp.	75,330
220	Ingredion, Inc.	20,108
381	JM Smucker (The) Co.	35,620
361	Kellogg Co.	20,581
450	Kraft Heinz (The) Co.	19,368
519	Lamb Weston Holdings, Inc.	38,178
531	McCormick & Co., Inc.	73,936
885	Mondelez International, Inc., Class A	35,427
823	Post Holdings, Inc. (a)	73,354
203	Sanderson Farms, Inc.	20,156
675	Tyson Foods, Inc., Class A	36,045
		653,315
	Personal Products – 2.6%
402	Herbalife Nutrition Ltd. (a)	23,698
	Total Investments – 99.8%	901,364
	(Cost $969,810) (b)
	Net Other Assets and Liabilities – 0.2%	1,376
	Net Assets – 100.0%	$902,740

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $35,496 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $103,942. The net unrealized depreciation was $68,446.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 901,364	$ 901,364	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Nasdaq Oil & Gas ETF (FTXN)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Energy Equipment & Services – 5.6%
1,722	Baker Hughes a GE Co.	$37,023
1,250	Halliburton Co.	33,225
10,072	Helmerich & Payne, Inc.	482,852
12,162	Nabors Industries Ltd.	24,324
1,224	National Oilwell Varco, Inc.	31,457
2,830	Patterson-UTI Energy, Inc.	29,290
871	Schlumberger Ltd.	31,426
4,233	Transocean Ltd. (a)	29,377
68,680	Weatherford International PLC (a)	38,392
		737,366
	Oil, Gas & Consumable Fuels – 94.4%
11,319	Anadarko Petroleum Corp.	496,225
19,027	Antero Resources Corp. (a)	178,664
17,373	Apache Corp.	456,041
12,411	Cabot Oil & Gas Corp.	277,386
2,296	Carrizo Oil & Gas, Inc. (a)	25,922
2,574	Cheniere Energy, Inc. (a)	152,355
13,454	Chesapeake Energy Corp. (a)	28,253
10,263	Chevron Corp.	1,116,512
902	Cimarex Energy Co.	55,608
301	Concho Resources, Inc. (a)	30,940
14,889	ConocoPhillips	928,329
859	Continental Resources, Inc. (a)	34,523
1,453	Devon Energy Corp.	32,751
356	Diamondback Energy, Inc.	33,001
5,002	EOG Resources, Inc.	436,224
2,100	EQT Corp.	39,669
15,354	Exxon Mobil Corp.	1,046,989
729	Hess Corp.	29,525
9,771	HollyFrontier Corp.	499,494
35,755	Kinder Morgan, Inc.	549,912
9,519	Marathon Oil Corp.	136,502
9,367	Marathon Petroleum Corp.	552,747
19,133	Murphy Oil Corp.	447,521
2,317	Newfield Exploration Co. (a)	33,967
13,870	Noble Energy, Inc.	260,201
5,502	Oasis Petroleum, Inc. (a)	30,426
8,685	Occidental Petroleum Corp.	533,085
1,951	Parsley Energy, Inc., Class A (a)	31,177
24,751	PBF Energy, Inc., Class A	808,615
9,459	Phillips 66	814,893
265	Pioneer Natural Resources Co.	34,853
41,948	Range Resources Corp.	401,442
15,159	SM Energy Co.	234,661
126,627	Southwestern Energy Co. (a)	431,798
8,621	Targa Resources Corp.	310,528
4,839	Valero Energy Corp.	362,780
1,298	Whiting Petroleum Corp. (a)	29,452
24,106	Williams (The) Cos., Inc.	531,537
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
2,816	WPX Energy, Inc. (a)	$31,962
		12,466,470
	Total Investments – 100.0%	13,203,836
	(Cost $17,441,728) (b)
	Net Other Assets and Liabilities – (0.0)%	(4,540)
	Net Assets – 100.0%	$13,199,296

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,237,892. The net unrealized depreciation was $4,237,892.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 13,203,836	$ 13,203,836	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Nasdaq Pharmaceuticals ETF (FTXH)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Biotechnology – 15.4%
1,200	AbbVie, Inc.	$110,628
1,746	Alkermes PLC (a)	51,525
5,762	Amicus Therapeutics, Inc. (a)	55,200
1,109	Blueprint Medicines Corp. (a)	59,786
1,197	Esperion Therapeutics, Inc. (a)	55,062
4,603	Ironwood Pharmaceuticals, Inc. (a)	47,687
550	Madrigal Pharmaceuticals, Inc. (a)	61,996
3,816	Radius Health, Inc. (a)	62,926
552	Sage Therapeutics, Inc. (a)	52,876
4,399	Spectrum Pharmaceuticals, Inc. (a)	38,491
		596,177
	Health Care Equipment & Supplies – 8.9%
4,740	Abbott Laboratories	342,844
	Pharmaceuticals – 75.7%
1,121	Allergan PLC	149,833
1,985	Bristol-Myers Squibb Co.	103,180
4,140	Catalent, Inc. (a)	129,085
4,566	Corcept Therapeutics, Inc. (a)	61,002
2,958	Eli Lilly & Co.	342,300
13,939	Endo International PLC (a)	101,755
7,925	Horizon Pharma PLC (a)	154,855
1,161	Jazz Pharmaceuticals PLC (a)	143,918
2,389	Johnson & Johnson	308,300
2,874	Medicines (The) Co. (a)	55,008
4,424	Merck & Co., Inc.	338,038
5,183	Mylan N.V. (a)	142,014
2,148	Pacira Pharmaceuticals, Inc. (a)	92,407
1,021	Perrigo Co. PLC	39,564
7,592	Pfizer, Inc.	331,391
4,521	Prestige Consumer Healthcare, Inc. (a)	139,608
2,418	Supernus Pharmaceuticals, Inc. (a)	80,326
1,869	Zoetis, Inc.	159,874
1,548	Zogenix, Inc. (a)	56,440
		2,928,898
	Total Investments – 100.0%	3,867,919
	(Cost $4,364,529) (b)
	Net Other Assets and Liabilities – 0.0%	494
	Net Assets – 100.0%	$3,868,413

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $119,339 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $615,949. The net unrealized depreciation was $496,610.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 3,867,919	$ 3,867,919	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Nasdaq Retail ETF (FTXD)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Diversified Consumer Services – 3.6%
8,313	H&R Block, Inc.	$210,901
344	Weight Watchers International, Inc. (a)	13,261
		224,162
	Entertainment – 0.3%
60	Netflix, Inc. (a)	16,059
	Food & Staples Retailing – 32.3%
3,764	Casey’s General Stores, Inc.	482,319
1,767	Costco Wholesale Corp.	359,956
13,268	Kroger (The) Co.	364,870
4,028	Sysco Corp.	252,395
4,683	Walgreens Boots Alliance, Inc.	319,989
2,615	Walmart, Inc.	243,587
		2,023,116
	Health Care Providers & Services – 3.1%
550	AmerisourceBergen Corp.	40,920
313	Cardinal Health, Inc.	13,960
1,866	CVS Health Corp.	122,260
138	McKesson Corp.	15,245
		192,385
	Internet & Direct Marketing Retail – 1.4%
10	Amazon.com, Inc. (a)	15,020
576	eBay, Inc. (a)	16,168
219	GrubHub, Inc. (a)	16,821
878	Overstock.com, Inc. (a)	11,923
344	Shutterfly, Inc. (a)	13,850
100	Stamps.com, Inc. (a)	15,564
		89,346
	Multiline Retail – 19.4%
4,019	Big Lots, Inc.	116,230
2,446	Dollar General Corp.	264,364
198	Dollar Tree, Inc. (a)	17,883
4,042	Kohl’s Corp.	268,146
7,955	Macy’s, Inc.	236,900
1,507	Nordstrom, Inc.	70,241
3,691	Target Corp.	243,938
		1,217,702
	Specialty Retail – 39.9%
1,951	Advance Auto Parts, Inc.	307,205
951	American Eagle Outfitters, Inc.	18,383
336	AutoZone, Inc. (a)	281,682
1,334	Bed Bath & Beyond, Inc.	15,101
266	Best Buy Co., Inc.	14,087
1,473	Burlington Stores, Inc. (a)	239,613
260	CarMax, Inc. (a)	16,310
6,604	Dick’s Sporting Goods, Inc.	206,045
Shares	Description	Value

	Specialty Retail (Continued)
164	Five Below, Inc. (a)	$16,781
305	Foot Locker, Inc.	16,226
1,258	GameStop Corp., Class A	15,876
630	Gap (The), Inc.	16,229
1,094	Home Depot (The), Inc.	187,971
519	L Brands, Inc.	13,323
182	Lowe’s Cos., Inc.	16,810
783	O’Reilly Automotive, Inc. (a)	269,610
1,407	Ross Stores, Inc.	117,062
326	Signet Jewelers Ltd.	10,357
189	Tiffany & Co.	15,216
5,572	TJX (The) Cos., Inc.	249,291
2,861	Tractor Supply Co.	238,722
761	Ulta Beauty, Inc. (a)	186,323
451	Urban Outfitters, Inc. (a)	14,973
303	Williams-Sonoma, Inc.	15,286
		2,498,482
	Total Investments – 100.0%	6,261,252
	(Cost $6,760,992) (b)
	Net Other Assets and Liabilities – (0.0)%	(2,649)
	Net Assets – 100.0%	$6,258,603

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $32,635 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $532,375. The net unrealized depreciation was $499,740.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 6,261,252	$ 6,261,252	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Nasdaq Semiconductor ETF (FTXL)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Semiconductors & Semiconductor Equipment – 100.0%
10,257	Advanced Energy Industries, Inc. (a)	$440,333
22,653	Advanced Micro Devices, Inc. (a)	418,174
18,417	Analog Devices, Inc.	1,580,731
12,943	Applied Materials, Inc.	423,754
12,888	Cirrus Logic, Inc. (a)	427,624
10,931	Cree, Inc. (a)	467,574
34,713	Cypress Semiconductor Corp.	441,549
16,412	Entegris, Inc.	457,813
12,096	Inphi, Corp. (a)	388,886
35,313	Integrated Device Technology, Inc. (a)	1,710,209
34,332	Intel Corp.	1,611,201
4,896	KLA-Tencor Corp.	438,143
5,393	Lam Research Corp.	734,365
29,951	Marvell Technology Group Ltd.	484,907
15,137	Maxim Integrated Products, Inc.	769,716
6,433	Microchip Technology, Inc.	462,661
12,513	Micron Technology, Inc. (a)	397,037
6,150	MKS Instruments, Inc.	397,352
3,653	Monolithic Power Systems, Inc.	424,661
2,952	NVIDIA Corp.	394,092
88,263	ON Semiconductor Corp. (a)	1,457,222
7,332	Qorvo, Inc. (a)	445,272
10,741	QUALCOMM, Inc.	611,270
11,632	Skyworks Solutions, Inc.	779,577
13,519	Teradyne, Inc.	424,226
16,954	Texas Instruments, Inc.	1,602,153
51,331	Ultra Clean Holdings, Inc. (a)	434,774
9,153	Xilinx, Inc.	779,561
	Total Investments – 100.0%	19,404,837
	(Cost $23,621,421) (b)
	Net Other Assets and Liabilities – (0.0)%	(3,095)
	Net Assets – 100.0%	$19,401,742

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $213,892 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,430,476. The net unrealized depreciation was $4,216,584.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 19,404,837	$ 19,404,837	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Nasdaq Transportation ETF (FTXR)
Portfolio of Investments
December 31, 2018 (Unaudited)
Shares	Description	Value
COMMON STOCKS – 100.0%
	Air Freight & Logistics – 12.6%
181	CH Robinson Worldwide, Inc.	$15,220
1,319	Expeditors International of Washington, Inc.	89,811
438	FedEx Corp.	70,663
870	United Parcel Service, Inc., Class B	84,851
220	XPO Logistics, Inc. (a)	12,549
		273,094
	Airlines – 36.3%
1,370	Alaska Air Group, Inc.	83,364
416	American Airlines Group, Inc.	13,358
1,653	Delta Air Lines, Inc.	82,485
10,282	JetBlue Airways Corp. (a)	165,129
1,838	Southwest Airlines Co.	85,430
3,130	Spirit Airlines, Inc. (a)	181,290
2,076	United Continental Holdings, Inc. (a)	173,823
		784,879
	Auto Components – 10.1%
706	Adient PLC	10,632
423	BorgWarner, Inc.	14,695
743	Gentex Corp.	15,016
4,333	Goodyear Tire & Rubber (The) Co.	88,437
737	Lear Corp.	90,548
		219,328
	Automobiles – 9.2%
10,664	Ford Motor Co.	81,580
2,644	General Motors Co.	88,442
395	Harley-Davidson, Inc.	13,477
48	Tesla, Inc. (a)	15,974
		199,473
	Distributors – 9.2%
1,935	Genuine Parts Co.	185,798
601	LKQ Corp. (a)	14,262
		200,060
	Road & Rail – 21.9%
1,382	CSX Corp.	85,864
157	JB Hunt Transport Services, Inc.	14,607
974	Kansas City Southern	92,968
1,176	Norfolk Southern Corp.	175,859
122	Old Dominion Freight Line, Inc.	15,066
653	Union Pacific Corp.	90,264
		474,628
Shares	Description	Value

	Transportation Infrastructure – 0.7%
401	Macquarie Infrastructure Corp.	$14,661
	Total Investments – 100.0%	2,166,123
	(Cost $2,372,873) (b)
	Net Other Assets and Liabilities – (0.0)%	(642)
	Net Assets – 100.0%	$2,165,481

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of December 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $34,007 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $240,757. The net unrealized depreciation was $206,750.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
	Total Value at 12/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,166,123	$ 2,166,123	$ —	$ —

*	See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Exchange-Traded Fund VI
December 31, 2018 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of thirty exchange-traded funds that are offering shares. This report covers the seven funds listed below (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust.
First Trust Nasdaq Bank ETF - (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “FTXO”)
First Trust Nasdaq Food & Beverage ETF - (Nasdaq ticker “FTXG”)
First Trust Nasdaq Oil & Gas ETF - (Nasdaq ticker “FTXN”)
First Trust Nasdaq Pharmaceuticals ETF - (Nasdaq ticker “FTXH”)
First Trust Nasdaq Retail ETF - (Nasdaq ticker “FTXD”)
First Trust Nasdaq Semiconductor ETF - (Nasdaq ticker “FTXL”)
First Trust Nasdaq Transportation ETF - (Nasdaq ticker “FTXR”)
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;

Notes to Portfolio of Investments (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2018 (Unaudited)
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of December 31, 2018, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Additional Information
First Trust Exchange-Traded Fund VI
December 31, 2018 (Unaudited)
Licensing Information
Nasdaq®, Nasdaq US Smart Banks Index, Nasdaq US Smart Food & Beverage Index, Nasdaq US Smart Oil & Gas Index, Nasdaq US Smart Pharmaceuticals Index, Nasdaq US Smart Retail Index, Nasdaq US Smart Semiconductor Index and Nasdaq US Smart Transportation Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded Fund VI

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 1, 2019

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	March 1, 2019

* Print the name and title of each signing officer under his or her signature.